UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2010

Date of reporting period:	June 30, 2010

Item 1 - Report to Shareholders

MORGAN STANLEY
SELECT DIMENSIONS INVESTMENT SERIES

Semi-Annual Report

JUNE 30, 2010

The Portfolios are intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Select Dimensions Investment Series

Table of Contents

Letter to the Shareholders	1

Fund Performance	10

Expense Example	12

Investment Advisory Agreement Approval	16

Portfolio of Investments:

Money Market	20

Flexible Income	22

Global Infrastructure	43

Capital Growth	47

Focus Growth	50

Capital Opportunities	52

Mid Cap Growth	54

Financial Statements:

Statements of Assets and Liabilities	58

Statements of Operations	60

Statements of Changes in Net Assets	62

Notes to Financial Statements	69

Financial Highlights	94

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2010

Dear Shareholder,

The first half of 2010 was marked by slowing recovery in the economy and turbulence in the financial markets. Recent gross domestic product (GDP) data showed that the U.S. economy continued to expand in the first quarter of the year, albeit at a slower pace than the last quarter of 2009, and many of the characteristics of recovery remained in evidence. For example, industrial production, capacity utilization and purchasing manager surveys all pointed to sustained levels of global GDP growth. That said, investors remained concerned about the economy's future path. The government's fiscal stimulus packages did help to stabilize the housing market and consumer spending, but fears persisted about the potential impact on the economy as these programs are phased out. Furthermore, the labor market remained weak in spite of modest improvements in the latter months of the period.

After a relatively calm first quarter, financial markets turned choppy in the second quarter as investors focused on the unfolding sovereign debt crisis in Europe and weaker-than-expected economic data, particularly employment in the U.S. In emerging markets, central banks stepped up the movement toward the normalization of monetary policy. China's central bank announced a more flexible exchange rate policy while Chile's central bank surprised observers with a larger-than-expected 50 basis point increase in that country's key policy rate.

Domestic Equity Overview

Over the six-month review period, the U.S. equity market reversed course from the rally that had begun in March of 2009 to finish the period with a return of – 6.66%, as measured by the S&P 500 Index. Volatility returned to the markets, especially in the second quarter of 2010, as investor confidence in the global economic recovery fell. After several consecutive quarters of improving economic data in the U.S., employment and housing reports began to disappoint expectations, fueling concerns about the potential for a double-dip recession in the U.S. even as investors became increasingly concerned about markets elsewhere.

Both growth and value stocks lost ground during the period (as measured by the Russell 1000® Growth and Value Indexes, respectively), though overall small capitalization companies outperformed larger-caps (as measured by the Russell 2000® and S&P 500® Indexes, respectively). All sectors of the S&P 500 Index declined for the six month period, but performance varied widely. The industrial sector lost the least value, followed by the consumer discretionary and consumer staples sectors. The materials sector was the worst performer, followed closely by the energy sector, which suffered amidst the ongoing oil spill in the Gulf of Mexico.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2010 continued

Fixed Income Overview

As with equities, the first quarter of 2010 was overall a good period for fixed income assets, which were supported by a positive macroeconomic backdrop of benign economic data and supportive monetary policy. However, bond markets became more volatile in the second quarter on mounting fiscal and political concerns. Against this backdrop, government bonds continued to be regarded as "safe haven" assets, leading U.S. Treasury yields to decline across the yield curve. With regard to agency debt, yield spreads (a measure of the compensation demanded by investors to assume credit risk) were relatively unchanged on intermediate maturities but widened somewhat on long maturities.

In other major bond market sectors, yield spreads on agency mortgage-backed securities (MBS) widened by approximately 10 basis points over the course of the period. For the period, 15-year mortgages outperformed 30-year mortgages and higher coupons outperformed lower coupons. Corporate credit spreads also widened during the period as credit concerns returned to the fore, leading high yield to underperform investment grade credit (as measured by the Barclays Capital U.S. Corporate High Yield - 2% Issuer Cap Index and Barclays Capital Corporate Bond Index, respectively). The best performing sectors in the investment grade market were real estate investment trusts (REITs), brokers and technology, while the worst performers were energy, communications and banking.

The money markets continued to gain stability from the expansion of the Federal Reserve's balance sheet. However, notable announcements by the Federal Reserve and Treasury beginning in February indicated that the extraordinary liquidity measures provided by emergency government actions were coming to an end and efforts to begin draining excess reserves from the banking system would soon be underway. Also in February, the SEC published its final Money Market Fund Reform rules, which became effective in May.

International Equity Overview

International equity markets were increasingly volatile during the period as investors digested a spate of political and fiscal troubles in developed markets. In early 2010, sovereign debt woes in Greece reached a boiling point, leading to fears that similarly indebted countries elsewhere in Europe could create even greater danger for the global financial system. Germany ultimately led the rest of Europe to create a bailout fund, helping assuage investors' immediate concerns, but long-term worries remained. Equity markets in Asia also struggled in the wake of China's decision to enact mildly restrictive measures to cool its economy's heated growth (particularly in the property sector), triggering concerns about the potential for a slowdown in Chinese demand. Against this backdrop, international developed markets, as represented by the Morgan Stanley Capital International (MSCI) EAFE Index, finished the period with a double-digit decline.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2010 continued

Emerging markets as a whole also lost ground during the period, though performance varied by region and by country. Peripheral European markets were hit hard by concerns over fiscal viability on the Continent, with Hungary and Poland performing especially poorly. Performance was more mixed in Asia, with China's economic policy and steep market losses continuing to dominate headlines in the region. Latin American shares also generally declined, though as in Asia, performance was widely dispersed by country. The two best-performing emerging markets for the six-month period were Colombia and Indonesia.

Capital Growth Portfolio

For the six-month period ended June 30, 2010, Select Dimensions – Capital Growth Portfolio Class X shares produced a total return of – 5.30%, outperforming the Russell 1000® Growth Index (the "Index"),1 which returned – 7.65%. For the same period, the Portfolio's Class Y shares returned – 5.45%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Stock selection in technology had the largest positive effect on relative performance for the period. Within the sector, computer services software and systems held the leading contributor. Stock selection in health care also contributed, particularly within the medical equipment industry. Additionally, both stock selection and an overweight in consumer discretionary were advantageous. Within the sector, outperformance was primarily attributable to positions in the hotel/motel industry.

Although the Portfolio outperformed the Index, there were areas detrimental to overall performance. Stock selection in materials and processing had the largest negative effect on relative performance, with the leading detractor in the fertilizers industry. Both a sector overweight and stock selection in financial services detracted, in particular holdings in the financial data and systems industry. Lastly, a sector underweight in consumer staples was disadvantageous; the Portfolio's sole holding here was in the foods industry.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

1  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2010 continued

Capital Opportunities Portfolio

For the six-month period ended June 30, 2010, Select Dimensions – Capital Opportunities Portfolio Class X shares produced a total return of – 8.13%, underperforming the Russell 3000® Growth Index (the "Index"),2 which returned – 7.25%. For the same period, the Portfolio's Class Y shares returned – 8.25%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Stock selection in materials and processing had the largest negative effect on relative performance for the period. The sole position in the sector was in the fertilizer industry. Both stock selection and a sector overweight in financial services were disadvantageous, with financial data and systems as the leading detracting industry. Stock selection in health care services also hindered returns.

Although the Portfolio underperformed the Index, there were areas that contributed to relative performance. Stock selection in technology had the largest positive effect. Within the sector, computer services software and systems held the leading contributor. Stock selection in producer durables also supported returns, especially in the commercial services industry, although an underweight to the sector did detract. The Portfolio's lack of exposure to the utilities industry was also advantageous.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Flexible Income Portfolio

For the six-month period ended June 30, 2010, Select Dimensions – Flexible Income Portfolio Class X shares produced a total return of 3.46%, underperforming the Barclays Capital Intermediate U.S. Government/Credit Index (the "Index"),3 which returned 4.56%. For the same period, the Portfolio's Class Y shares returned 3.38%. Past performance is no guarantee of future results.

2  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

3  The Barclays Capital Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2010 continued

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Within the Portfolio's investment grade corporate credit holdings, an emphasis on financials detracted from relative performance for the period due to spread widening in the sector. Overall, the Portfolio maintained an overweight to investment grade credit, and within the sector we continued to focus on relatively senior securities and on issues of companies whose creditworthiness in our view would not be materially hurt by a cyclical decline in earnings.

The Portfolio's positions in high yield corporate credit and emerging market debt, sectors that are not represented in the Index, detracted from relative returns as significant spread widening in both sectors hindered their performance. However, the Portfolio also maintained a tactical position in non-agency mortgages, which was beneficial to relative performance. This sector is also not represented in the Index.

With regard to interest rate positioning, we initiated a trade with interest rate swaps designed to benefit from a decline in rates in the intermediate segment of the yield curve relative to the long end of the curve. This change in rates occurred as we expected, and we subsequently exited the position near the end of the reporting period. The Portfolio was also positioned for a flattening of the curve between the 2-year and 5-year segments. Overall, these interest rate trades had a minimal impact on performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Focus Growth Portfolio

For the six-month period ended June 30, 2010, Select Dimensions – Focus Growth Portfolio Class X shares produced a total return of – 5.52%, outperforming the Russell 1000® Growth Index (the "Index"),4 which returned – 7.65%. For the same period, the Portfolio's Class Y shares returned – 5.63%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

4  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an index of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2010 continued

Stock selection in technology had the largest positive effect on relative performance for the period, although an overweight to the sector modestly detracted. Within the sector, the computer services and software systems industry held the leading contributor. Stock selection in health care was advantageous, with the leading contributor in the medical equipment industry. Stock selection in producer durables also had a positive effect on relative performance, particularly holdings in commercial services.

Although the Portfolio outperformed the Index, there were areas detrimental to overall performance. Stock selection in materials and processing was disadvantageous. The leading detractor here was in the fertilizer industry. An underweight in consumer discretionary as well as stock selection in diversified retail holdings also hindered returns. Lastly, an underweight in consumer staples detracted, as did weak results from a food industry holding in the sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Global Infrastructure Portfolio

For the six-month period ended June 30, 2010, Select Dimensions – Global Infrastructure Portfolio Class X shares produced a total return of – 12.20%, underperforming the Dow Jones Brookfield Global Infrastructure Index (the "Index"),5 which returned – 7.45%, and the S&P Global BMI Index,6 which returned – 8.26%, and outperforming the S&P 500® Utilities Index/S&P Global Infrastructure Index,7 which returned – 13.05%. For the same period, the Portfolio's Class Y shares returned – 12.31%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

5  The Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. The Index was first published in July 2008; however, back-tested hypothetical performance information is available for this Index since December 31, 2002. Returns are calculated using the return data of the S&P Global BMI Index through December 31, 2002 and the return data of the Dow Jones Brookfield Global Infrastructure Index for periods thereafter. It is not possible to invest directly in an index. The Portfolio's secondary benchmark was changed in March 2010 from the S&P 500 Utilities Index/S&P Global Infrastructure Index to the Dow Jones Brookfield Global Infrastructure Index to more accurately reflect the Portfolio's investable universe.

6  The Standard & Poor's Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Report, there are approximately 10,000 index members representing 25 developed and 21 emerging market countries. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

7  The S&P 500® Utilities Index/S&P Global Infrastructure Index is a custom index represented by the performance of the S&P 500® Utilities Index for periods from the Portfolio's inception to and including November 5, 2008 (the date the Portfolio completed implementation of the change to its principal investment strategy), and the performance of the S&P Global Infrastructure Index for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2010 continued

Portfolio performance over this time-period reflects a number of changes coincident with our assumption of portfolio management responsibilities at the end of March 2010, the two most important being (1) a change in the Portfolio's sector benchmark to the Dow Jones Brookfield Global Infrastructure Index and (2) a shift in Portfolio holdings to reflect our fundamental, value-driven investment strategy. Holdings in the Portfolio now generally reflect companies with "core" infrastructure characteristics such as asset ownership/control, high barriers to entry, and cash flow stability. Furthermore, investments in companies with exposure to commodity price fluctuations have been significantly reduced. While these changes have had some marginal negative impact on short-term performance, we anticipate the changes in Portfolio strategy and company constituents will provide investors with a more attractive risk/return profile over the long run.

We are committed to our core investment philosophy as an infrastructure value investor. This results in the ownership of stocks which we believe provide infrastructure exposure at the best valuation relative to their underlying assets and growth prospects. Our research led us to an overweighting in the Portfolio to the communications, toll roads, and diversified sectors, and an underweighting to companies in the European regulated utilities, transmission and distribution, ports and water sectors. The Portfolio's overweight position in communications reflected our belief that certain companies within the sector were trading at meaningful discounts to intrinsic value and possessed good growth prospects that are not dependent on a strong global macroeconomic recovery. For the toll road and diversified sectors, the Portfolio's overweight positions in large part reflect investments in companies domiciled in southern Europe, but with much more diversified geographic operating exposure. These companies were trading at what we believed to be significant discounts to intrinsic value that were unjustified given the companies' cash flow characteristics and ability to withstand long periods of capital markets instability, such as what was experienced in Europe through the first half of 2010.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Mid Cap Growth Portfolio

For the six-month period ended June 30, 2010, Select Dimensions – Mid Cap Growth Portfolio Class X shares produced a total return of 1.23%, outperforming the Russell Midcap® Growth Index (the "Index"),8 which returned – 3.31%. For the same period, the Portfolio's Class Y shares returned 1.11%. Past performance is no guarantee of future results.

8  The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest securities in the Russell 1000® Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2010 continued

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Both stock selection and a sector underweight in technology had the largest positive effect on relative performance for the period. Within the sector, computer services software and systems held the leading outperformer. Stock selection and an overweight in the consumer discretionary sector was also additive, with specialty retail the leading contributing industry in the sector. Stock selection and an underweight in utilities also supported relative returns; the sole contributor in the sector was a telecommunications holding.

Although the Portfolio outperformed the benchmark, other areas hindered relative performance. Both stock selection and an overweight in financial services detracted from relative performance. Within the sector, holdings in diversified financial services underperformed. An underweight in health care hindered relative results, as did stock selection in the pharmaceuticals industry. Lastly, stock selection in materials and processing was modestly disadvantageous. The leading detractor here was in the fertilizer industry.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Money Market Portfolio

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

As of June 30, 2010, Money Market Portfolio had net assets of more than $120 million with an average portfolio maturity of 18 days. For the seven-day period ended June 30, 2010, the Portfolio's Class X shares provided an effective annualized yield of 0.01% (subsidized) and – 0.28% (non-subsidized) and a current yield of 0.01% (subsidized) and – 0.28% (non-subsidized), while its 30-day moving average yield for June was 0.01% (subsidized) and – 0.27% (non-subsidized). Yield quotations more closely reflect the current earnings of the Portfolio. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. For the six-month period ended June 30, 2010, the Portfolio's Class X shares returned 0.00%. Past performance is no guarantee of future results.

For the seven-day period ended June 30, 2010, the Portfolio's Class Y shares provided an effective annualized yield of 0.01% (subsidized) and – 0.53% (non-subsidized) and a current yield of 0.01% (subsidized) and – 0.53% (non-subsidized), while its 30-day moving average yield for June was 0.01% (subsidized)

Morgan Stanley Select Dimensions Investment Series

Letter to the Shareholders ■ June 30, 2010 continued

and – 0.52% (non-subsidized). Yield quotations more closely reflect the current earnings of the Portfolio. The non-subsidized yield reflects what the yield would have been had a fee and/or expense waiver not been in place during the period shown. For the six-month period ended June 30, 2010, the Portfolio's Class Y shares returned 0.00%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

During the reporting period, we continued to place a strong emphasis on purchasing high quality corporate, financial, and banking obligations. We focused on maintaining high levels of liquidity and a short weighted average maturity to guard against the uncertainty caused by volatility in the financial markets. Our strategy in managing the Portfolio remained consistent with our long-term focus on capital preservation and very high liquidity, and as in the past, we adhered to a conservative approach. We continue to review all eligible securities on our purchase list in an attempt to ensure that they continue to meet our high standards of minimal credit risk.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

We appreciate your ongoing support of Morgan Stanley Select Dimensions Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

Randy Takian
President and Principal Executive Officer

Morgan Stanley Select Dimensions Investment Series

Fund Performance ■ June 30, 2010

Average Annual Total Returns—Period Ended June 30, 2010(1)
Class X	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Capital Growth	24.29%	3.39%	-1.96%	5.71%	11/9/1994
Capital Opportunities	18.85	4.27	-6.46	2.12	1/21/1997
Flexible Income	13.54	1.57	2.83	3.58	11/9/1994
Focus Growth	24.76	2.41	-2.54	7.85	11/9/1994
Global Infrastructure	2.75	0.94	-0.13	7.66	11/9/1994
Mid Cap Growth	30.45	5.72	0.73	9.48	11/9/1994
Money Market	0.01	2.69	2.44	3.46	11/9/1994

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses.

(1)  Performance assumes reinvestment of all distributions for the underlying Portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Select Dimensions Investment Series

Fund Performance ■ June 30, 2010

Average Annual Total Returns—Period Ended June 30, 2010(1)
Class Y	1 Year	5 Years	10 Years	Since Inception	Date of Inception
Capital Growth	23.97%	3.13%	N/A	-2.44%	7/24/2000
Capital Opportunities	18.46	4.00	N/A	-7.12	7/24/2000
Flexible Income	13.32	1.32	N/A	2.63	7/24/2000
Focus Growth	24.39	2.15	N/A	-2.87	7/24/2000
Global Infrastructure	2.50	0.70	N/A	-0.59	7/24/2000
Mid Cap Growth	30.12	5.45	N/A	0.75	7/24/2000
Money Market	0.01	2.51	N/A	2.20	7/24/2000

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please contact the issuing insurance company or speak with your Financial Advisor. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses.

(1)  Performance assumes reinvestment of all distributions for the underlying Portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

Morgan Stanley Select Dimensions Investment Series

Expense Example ■ June 30, 2010 (unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/10 – 06/30/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Select Dimensions Investment Series

Expense Example ■ June 30, 2010 (unaudited) continued

Money Market

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/10	06/30/10	01/01/10 – 06/30/10
Class X
Actual (0.00% return)	$1,000.00	$1,000.00	$1.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.60	$1.20
Class Y
Actual (0.00% return)	$1,000.00	$1,000.00	$1.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.60	$1.20

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.24% and 0.24% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 0.58% and 0.83% for Class X and Class Y shares, respectively.

Flexible Income

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/10	06/30/10	01/01/10 – 06/30/10
Class X
Actual (3.46% return)	$1,000.00	$1,034.60	$4.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.68	$4.16
Class Y
Actual (3.38% return)	$1,000.00	$1,033.80	$5.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.44	$5.41

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.83% and 1.08% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Global Infrastructure

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/10	06/30/10	01/01/10 – 06/30/10
Class X
Actual (-12.20% return)	$1,000.00	$878.00	$4.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.69	$5.16
Class Y
Actual (-12.31% return)	$1,000.00	$876.90	$5.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.45	$6.41

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.03% and 1.28% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Expense Example ■ June 30, 2010 (unaudited) continued

Capital Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/10	06/30/10	01/01/10 – 06/30/10
Class X
Actual (-5.30% return)	$1,000.00	$947.00	$4.06
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.63	$4.21
Class Y
Actual (-5.45% return)	$1,000.00	$945.50	$5.26
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.39	$5.46

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.84% and 1.09% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Focus Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/10	06/30/10	01/01/10 – 06/30/10
Class X
Actual (-5.52% return)	$1,000.00	$944.80	$3.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.08	$3.76
Class Y
Actual (-5.63% return)	$1,000.00	$943.70	$4.82
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.01

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.75% and 1.00% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Capital Opportunities

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/10	06/30/10	01/01/10 – 06/30/10
Class X
Actual (-8.13% return)	$1,000.00	$918.70	$4.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.84	$5.01
Class Y
Actual (-8.25% return)	$1,000.00	$917.50	$5.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.60	$6.26

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.00% and 1.25% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Expense Example ■ June 30, 2010 (unaudited) continued

Mid Cap Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	01/01/10	06/30/10	01/01/10 – 06/30/10
Class X
Actual (1.23% return)	$1,000.00	$1,012.30	$3.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.93	$3.91
Class Y
Actual (1.11% return)	$1,000.00	$1,011.10	$5.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.69	$5.16

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.78% and 1.03% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2010

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper, Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Portfolios. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Portfolios and supported its decision to approve the Management Agreement

Performance, Fees and Expenses of the Portfolios

The Board reviewed the performance, fees and expenses of the Portfolios compared to their peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Portfolios. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2009, as applicable). When a fund underperforms its benchmark and/or its peer group average, they discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel.

Performance

The Board noted that the performance of the Money Market Portfolio was below its peer group average for the one-, three- and five-year periods.

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2010 continued

The Board noted that the performance of the Capital Growth, Capital Opportunities, Focus Growth and Mid Cap Growth Portfolios was better than the peer group averages for the one-, three- and five-year periods.

The Board noted that the performance of the Flexible Income Portfolio was better than its peer group average for the one-year period but below its peer group average for the three-and five-year periods.

The Board noted that the performance of the Global Infrastructure Portfolio was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period.

Performance Conclusions

With respect to the Flexible Income and Money Market Portfolios, after discussion, the Board concluded that performance was acceptable.

With respect to the Capital Growth, Capital Opportunities, Focus Growth, Global Infrastructure and Mid Cap Growth Portfolios, after discussion, the Board concluded that performance was competitive with the peer group averages.

Fees and Expenses

The Board members discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for the Portfolios relative to comparable funds advised by the Adviser and compared to their peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Portfolios' total expense ratios.

The Board noted that the management fee and total expense ratio for the Capital Opportunities Portfolio were higher than its peer group average.

The Board noted that the management fees and total expense ratios for the Focus Growth and Mid Cap Growth Portfolios were lower than the peer group averages.

The Board noted for the Money Market Portfolio that while the management fee was higher than its peer group average, the total expense ratio was lower than its peer group average.

The Board noted for the Global Infrastructure Portfolio that while the management fee was lower than its peer group average, the total expense ratio was higher than its peer group average.

The Board noted that the management fee and total expense ratio for the Capital Growth Portfolio were higher but close to its peer group average.

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2010 continued

The Board noted for the Flexible Income Portfolio that while the management fee was lower than its peer group average, the total expense ratio was higher but close to its peer group average.

Fee and Expense Conclusions

With respect to the Money Market Portfolio, after discussion, the Board concluded that (i) the management fee, although higher than its peer group average, was acceptable given the quality and nature of services provided, and (ii) the total expense ratio was competitive with its peer group average.

With respect to the Capital Growth, Flexible Income, Focus Growth and Mid Cap Growth Portfolios, after discussion, the Board concluded that the management fees and total expense ratios were competitive with the peer group averages.

With respect to the Global Infrastructure Portfolio, after discussion, the Board concluded that (i) the management fee was competitive with its peer group average, and (ii) the total expense ratio, although higher than its peer group average, was acceptable since the high total expense ratio is due to significantly higher non-management fees from third party service providers due to the Portfolio's relatively small size.

With respect to the Capital Opportunities Portfolio, after discussion, the Board concluded that the management fee and total expense ratio were acceptable given the quality and nature of services provided.

Economies of Scale

The Board considered the size and growth prospects of the Portfolios and how that relates to the Portfolios' total expense ratios and particularly the Portfolios' management fee rates (which, for all the Portfolios except Flexible Income, include one or more breakpoints). In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Portfolios and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of each Portfolio supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Portfolios and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Morgan Stanley Select Dimensions Investment Series

Investment Advisory Agreement Approval ■ June 30, 2010 continued

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Portfolios and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Portfolios and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Portfolios and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Portfolios' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Portfolios to continue their relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of each Portfolio and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Money Market

Portfolio of Investments ■ June 30, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (34.1%)
$15,000	Bank of America Securities (dated 06/30/10; proceeds $15,000,004; fully collateralized by U.S. Treasury Note 3.13% due 04/30/13; valued at $15,300,044)	0.01%		07/01/10	$15,000,000
10,978	Barclays Capital LLC (dated 06/30/10; proceeds $10,978,006; fully collateralized by Government National Mortgage Assoc. 4.50% - 5.00% due 09/20/38 - 03/20/40; valued at $11,307,340)	0.02		07/01/10	10,978,000
15,000	BNP Paribas Securities (dated 06/30/10; proceeds $15,000,013; fully collateralized by Federal Home Loan Mortgage Corp. 2.61% due 10/01/36; Federal National Mortgage Assoc. 5.30% due 02/01/38; valued at $15,450,000)	0.03		07/01/10	15,000,000
	Total Repurchase Agreements (Cost $40,978,000)				40,978,000
	Commercial Paper (33.6%)
	International Banks
5,000	Atlantis One Funding (a)	0.35		07/15/10	4,999,319
5,000	Bank of Nova Scotia	0.14		07/02/10	4,999,981
5,500	BPCE SA (a)	0.52 - 0.60		09/13/10 - 10/18/10	5,491,832
5,000	Credit Agricole CIB N.A.	0.04		07/01/10	5,000,000
5,000	European Investment Bank	0.18		07/01/10	5,000,000
5,000	Lloyds TSB Bank PLC	0.17		07/02/10	4,999,976
5,000	NRW Bank	0.34		07/16/10	4,999,297
5,000	UBS Finance (Delaware) LLC	0.48		08/10/10	4,997,333
	Total Commercial Paper (Cost $40,487,738)				40,487,738
	Floating Rate Notes (19.9%)
	International Banks (12.4%)
5,000	Barclays Bank PLC - NY	0.47 - 0.51	(b)	07/08/10 - 07/15/10(c)	5,000,000
5,000	BNP Paribas	0.54	(b)	09/23/10(c)	5,000,000
5,000	Societe Generale	1.05	(b)	08/05/10(c)	5,000,000
					15,000,000

See Notes to Financial Statements

Money Market

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	U.S. Government Agency (7.5%)
$9,000	Federal Home Loan Banks	0.24	(b)%	08/08/10(c)	$8,998,627
	Total Floating Rate Notes (Cost $23,998,627)				23,998,627
	Certificates of Deposit (12.5%)
	International Banks
5,000	Credit Industriel et Commercial	0.32		07/01/10	5,000,000
5,000	Royal Bank of Scotland PLC	0.39		08/02/10	5,000,000
5,000	Skandinaviska Enskilda Banken AB	0.40		07/06/10	5,000,000
	Total Certificates of Deposit (Cost $15,000,000)				15,000,000
	Total Investments (Cost $120,464,365) (d)			100.1%	120,464,365
	Liabilities in Excess of Other Assets			(0.1)	(152,079)
	Net Assets			100.0%	$120,312,286

  (a)  Resale is restricted to qualified institutional investors.

  (b)  Rate shown is the rate in effect at June 30, 2010.

  (c)  Date of next interest rate reset.

  (d)  Cost is the same for federal income tax purposes.

MATURITY SCHEDULE†

1 - 30 Days	71%
31 - 60 Days	20
61 - 90 Days	6
91 - 120 Days	3
100%

†  As a percentage of total investments.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Foreign Government & Corporate Bonds (20.4%)
		Argentina (0.3%)
		Foreign Government Obligations
	$202	Argentina Bonos	0.389	(a)%	08/03/12	$68,175
	21	Argentina Government International Bond	8.28		12/31/33	14,159
		Total Argentina				82,334
		Australia (1.2%)
		Brewery (0.1%)
	35	FBG Finance Ltd. (144A) (b)	5.125		06/15/15	37,560
		Commercial Banks (0.3%)
	100	National Australia Bank Ltd. (144A) (b)	3.75		03/02/15	102,489
		Commercial Banks - Non-U.S. Government Guaranteed (0.4%)
	100	National Australia Bank Ltd. (144A) (b)	3.375		07/08/14	104,716
		Diversified Minerals (0.4%)
	80	Rio Tinto Finance USA Ltd.	9.00		05/01/19	105,152
		Total Australia				349,917
		Bermuda (0.9%)
		Multi-line Insurance (0.4%)
	150	Catlin Insurance Co. Ltd. (144A) (b)	7.249	(a)	01/19/17(c)	121,125
		Satellite Telecommunication (0.5%)
	21	Intelsat Bermuda Ltd.	11.50	(d)	02/04/17	21,303
	95	Intelsat Jackson Holdings Ltd.	9.50		06/15/16	100,225
						121,528
		Total Bermuda				242,653
		Brazil (1.7%)
		Foreign Government Obligations
	200	Banco Nacional de Desenvolvimento Economico e Social (144A) (b)	6.369		06/16/18	213,750
BRL	127	Brazil Notas do Tesouro Nacional Serie F	10.00		01/01/17	63,590
	$150	Brazilian Government International Bond	5.875		01/15/19	165,375
	10	Brazilian Government International Bond	7.125		01/20/37	11,850
	30	Brazilian Government International Bond	11.00		08/17/40	40,320
		Total Brazil				494,885
		Canada (0.9%)
		Diversified Minerals (0.4%)
	105	Teck Resources Ltd.	10.25		05/15/16	124,040

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Pipelines (0.4%)
$120	Kinder Morgan Finance Co. ULC	5.70%	01/05/16	$115,200
	Real Estate Operation/Development (0.1%)
30	Brookfield Asset Management, Inc.	5.80	04/25/17	30,355
	Total Canada			269,595
	Cayman Islands (0.6%)
	Aerospace/Defense (0.2%)
47	Systems 2001 Asset Trust (144A) (b)	6.664	09/15/13	49,921
	Diversified Minerals (0.2%)
50	Vale Overseas Ltd.	5.625	09/15/19	53,005
10	Vale Overseas Ltd.	6.875	11/10/39	10,497
				63,502
	Oil Company - Integrated (0.2%)
55	Petrobras International Finance Co.	5.75	01/20/20	55,663
	Total Cayman Islands			169,086
	Dominican Republic (0.0%)
	Foreign Government Obligation
5	Dominican Republic International Bond	9.04	01/23/18	6,093
	France (0.7%)
	Commercial Banks (0.3%)
100	Credit Agricole SA (144A) (b)	3.50	04/13/15	97,972
	Electric - Integrated (0.1%)
35	EDF SA (144A) (b)	4.60	01/27/20	36,014
	Multimedia (0.2%)
40	Vivendi SA (144A) (b)	6.625	04/04/18	44,649
	Telephone - Integrated (0.1%)
15	France Telecom SA	8.50	03/01/31	20,700
	Total France			199,335
	Ghana (0.4%)
	Foreign Government Obligation
100	Republic of Ghana (144A) (b)	8.50	10/04/17	105,750
	Indonesia (1.0%)
	Foreign Government Obligations (0.9%)
100	Indonesia Government International Bond	7.75	01/17/38	119,000
100	Indonesia Government International Bond (144A) (b)	11.625	03/04/19	144,250
				263,250

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Paper & Related Products (0.1%)
	$264	Tjiwi Kimia Finance BV	0.00%		04/29/27	$5,272
	19	Tjiwi Kimia Finance BV	3.05	(a)	04/29/15	4,302
	107	Tjiwi Kimia Finance BV	3.094	(a)	04/29/18	21,078
						30,652
		Total Indonesia				293,902
		Ireland (0.3%)
		Electric - Integrated
	75	Iberdrola Finance Ireland Ltd. (144A) (b)	5.00		09/11/19	73,600
		Luxembourg (2.2%)
		Diversified Manufactured Operation (0.6%)
	155	Tyco Electronics Group SA	5.95		01/15/14	171,554
		Electric - Integrated (0.3%)
	100	Enel Finance International SA (144A) (b)	5.125		10/07/19	100,629
		Steel - Producers (0.2%)
	40	ArcelorMittal	9.85		06/01/19	50,064
		Telecommunication Services (0.7%)
	180	Wind Acquisition Finance SA (144A) (b)	12.00		12/01/15	187,200
		Telephone - Integrated (0.4%)
	80	Telecom Italia Capital SA	6.999		06/04/18	85,343
	30	Telecom Italia Capital SA	7.175		06/18/19	32,352
						117,695
		Total Luxembourg				627,142
		Mexico (1.3%)
		Food - Baking (0.3%)
	100	Grupo Bimbo SAB de CV (144A) (b)	4.875		06/30/20	101,302
		Foreign Government Obligations (0.9%)
MXN	729	Mexican Bonos (Series M 20)	8.50		05/31/29	62,274
	$100	Mexico Government International Bond (Series A)	6.75		09/27/34	115,750
	20	United Mexican States	6.05		01/11/40	21,200
	44	United Mexican States (Series E)	5.95		03/19/19	49,060
						248,284
		Oil Company - Integrated (0.1%)
	15	Petroleos Mexicanos	8.00		05/03/19	17,925
		Total Mexico				367,511

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Netherlands (1.8%)
	Electric - Generation (0.4%)
$130	Intergen N.V. (144A) (b)	9.00%	06/30/17	$130,000
	Multi-line Insurance (0.3%)
75	Aegon N.V.	4.625	12/01/15	76,793
	Oil Company - Exploration & Production (0.8%)
200	KazMunaiGaz Finance Sub BV (144A) (b)	9.125	07/02/18	230,500
	Telephone - Integrated (0.3%)
25	Deutsche Telekom International Finance BV	8.75	06/15/30	32,378
45	Telefonica Europe BV	8.25	09/15/30	55,602
				87,980
	Total Netherlands			525,273
	Peru (0.7%)
	Foreign Government Obligations
40	Peruvian Government International Bond	7.125	03/30/19	47,500
10	Peruvian Government International Bond	7.35	07/21/25	12,025
96	Peruvian Government International Bond	8.75	11/21/33	130,560
	Total Peru			190,085
	Philippines (0.4%)
	Foreign Government Obligation
87	Philippine Government International Bond	8.875	03/17/15	107,445
	Russia (1.1%)
	Foreign Government Obligations
151	Russian Foreign Bond - Eurobond	7.50	03/31/30	171,060
90	Russian Foreign Bond - Eurobond	12.75	06/24/28	151,425
	Total Russia			322,485
	Switzerland (0.6%)
	Commercial Banks (0.5%)
110	Credit Suisse	5.30	08/13/19	116,817
5	Credit Suisse	6.00	02/15/18	5,225
20	Credit Suisse AG	5.40	01/14/20	19,922
				141,964
	Oil - Field Services (0.1%)
20	Weatherford International Ltd.	9.625	03/01/19	24,121
	Total Switzerland			166,085

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE	MATURITY DATE	VALUE
		Turkey (0.8%)
		Foreign Government Obligations
TRY	42	Turkey Government Bond	10.50%	01/15/20	$27,985
	39	Turkey Government Bond	16.00	03/07/12	27,402
	$100	Turkey Government International Bond	6.75	04/03/18	110,000
	17	Turkey Government International Bond	6.875	03/17/36	17,638
	15	Turkey Government International Bond	8.00	02/14/34	17,606
	19	Turkey Government International Bond	11.875	01/15/30	30,875
		Total Turkey			231,506
		Ukraine (0.3%)
		Foreign Government Obligation
	100	Ukraine Government International Bond	6.75	11/14/17	93,010
		United Kingdom (2.3%)
		Advertising Services (0.4%)
	100	WPP Finance	8.00	09/15/14	117,352
		Commercial Banks (1.0%)
	65	Barclays Bank PLC	6.75	05/22/19	72,431
	100	Royal Bank of Scotland PLC (The)	4.875	03/16/15	99,599
	100	Standard Chartered PLC (144A) (b)	3.85	04/27/15	101,003
					273,033
		Diversified Minerals (0.4%)
	100	Anglo American Capital PLC (144A) (b)	9.375	04/08/19	128,824
		Telephone - Integrated (0.4%)
	100	Virgin Media Finance PLC	9.125	08/15/16	104,000
		Tobacco (0.1%)
	30	BAT International Finance PLC (144A) (b)	9.50	11/15/18	39,373
		Total United Kingdom			662,582
		Uruguay (0.0%)
		Foreign Government Obligation
	10	Uruguay Government International Bond	8.00	11/18/22	12,100

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Venezuela (0.9%)
	Foreign Government Obligations
$20	Venezuela Government International Bond	6.00%	12/09/20	$10,650
150	Venezuela Government International Bond	7.65	04/21/25	81,375
50	Venezuela Government International Bond	8.50	10/08/14	38,625
10	Venezuela Government International Bond	9.00	05/07/23	6,250
50	Venezuela Government International Bond	9.25	09/15/27	33,875
30	Venezuela Government International Bond	9.25	05/07/28	18,450
80	Venezuela Government International Bond	10.75	09/19/13	70,000
	Total Venezuela			259,225
	Total Foreign Government & Corporate Bonds (Cost $5,686,907)			5,851,599
	Domestic Corporate Bonds (46.7%)
	Advanced Materials/Products (0.1%)
40	Hexcel Corp.	6.75	02/01/15	39,400
	Aerospace/Defense - Equipment (0.3%)
75	Transdigm, Inc. (144A) (b)	7.75	07/15/14	75,375
	Agricultural Chemicals (0.3%)
80	Mosaic Co. (The) (144A) (b)	7.625	12/01/16	86,432
	Agricultural Operations (0.1%)
35	Bunge Ltd. Finance Corp.	8.50	06/15/19	41,864
	Apparel Manufacturers (0.3%)
100	Levi Strauss & Co. (144A) (b)	7.625	05/15/20	98,500
	Auto - Cars/Light Trucks (0.1%)
30	Daimler Finance North America LLC	7.30	01/15/12	32,349
	Auto Parts: Original Equipment Manufacturer (0.5%)
80	Tenneco, Inc.	8.125	11/15/15	80,800
70	TRW Automotive, Inc. (144A) (b)	8.875	12/01/17	72,450
				153,250
	Beverages (0.2%)
45	Anheuser-Busch InBev Worldwide, Inc. (144A) (b)	5.375	11/15/14	49,247
	Beverages - Wine/Spirits (0.6%)
155	Constellation Brands, Inc.	7.25	05/15/17	157,906
	Broadcast Service/Program (0.2%)
45	Discovery Communications LLC	5.05	06/01/20	46,867
	Building Product - Cement/Aggregation (0.2%)
20	CRH America, Inc.	6.00	09/30/16	22,325
25	Holcim US Finance Sarl & Cie SCS (144A) (b)	6.00	12/30/19	26,718
				49,043

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Building Societies (0.4%)
$120	Nationwide Building Society (144A) (b)	6.25%	02/25/20	$126,855
	Cable/Satellite TV (2.6%)
130	Charter Communications Operating LLC/Charter Communications Operating Capital (144A) (b)	10.875	09/15/14	144,950
65	Comcast Corp.	5.70	05/15/18	71,565
305	CSC Holdings LLC	8.625	02/15/19	322,156
40	DirecTV Holdings LLC/Financing Co., Inc.	7.625	05/15/16	43,502
65	DISH DBS Corp.	6.625	10/01/14	65,163
90	DISH DBS Corp.	7.00	10/01/13	93,150
				740,486
	Casino Gaming (1.3%)
90	Las Vegas Sands Corp.	6.375	02/15/15	86,850
195	MGM Mirage	6.75	04/01/13	175,012
105	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	6.625	12/01/14	105,788
				367,650
	Casino Hotels (0.4%)
110	Harrah's Operating Co., Inc.	11.25	06/01/17	116,325
	Cellular Telecommunications (0.2%)
50	Nextel Communications, Inc. (Series E)	6.875	10/31/13	48,688
	Chemicals - Diversified (1.6%)
240	Innophos, Inc.	8.875	08/15/14	248,400
135	LBI Escrow Corp. (144A) (b)	8.00	11/01/17	139,387
80	Westlake Chemical Corp.	6.625	01/15/16	77,200
				464,987
	Chemicals - Plastics (0.0%)
10	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	8.875	02/01/18	9,075
	Chemicals - Specialty (0.3%)
65	Ashland, Inc.	9.125	06/01/17	71,500
	Coal (0.4%)
35	Foundation PA Coal Co. LLC	7.25	08/01/14	35,788
90	Massey Energy Co.	6.875	12/15/13	88,312
				124,100
	Commercial Banks (0.3%)
75	Regions Financial Corp.	5.75	06/15/15	74,605

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Commercial Services (0.3%)
$80	Ticketmaster Entertainment, Inc.	10.75%	08/01/16	$86,600
	Computer Services (0.5%)
105	SunGard Data Systems, Inc.	9.125	08/15/13	107,231
30	SunGard Data Systems, Inc.	10.625	05/15/15	32,213
				139,444
	Containers - Paper/Plastic (0.9%)
150	Graphic Packaging International, Inc.	9.50	08/15/13	153,375
125	Solo Cup Co.	8.50	02/15/14	112,812
				266,187
	Data Processing Services (0.2%)
75	First Data Corp.	9.875	09/24/15	57,375
	Decision Support Software (0.3%)
100	Vangent, Inc.	9.625	02/15/15	96,125
	Diversified Financial Services (2.3%)
25	Citigroup, Inc. (See Note 6)	8.125	07/15/39	29,917
160	Citigroup, Inc. (See Note 6)	8.50	05/22/19	191,048
5	General Electric Capital Corp.	5.625	05/01/18	5,322
210	General Electric Capital Corp. (Series G)	6.00	08/07/19	227,741
70	GMAC, Inc.	6.875	09/15/11	71,313
135	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	141,632
				666,973
	Diversified Manufactured Operation (0.2%)
45	Cooper US, Inc.	5.25	11/15/12	48,575
	Diversified Operation/Commercial Service (0.8%)
145	ARAMARK Corp.	8.50	02/01/15	147,175
80	Susser Holdings LLC/Susser Finance Corp. (144A) (b)	8.50	05/15/16	80,400
				227,575
	Diversified Telecommunication Services (0.1%)
15	CenturyTel, Inc. (Series Q)	6.15	09/15/19	14,712
	E-Commerce/Services (0.5%)
140	Expedia, Inc.	8.50	07/01/16	151,200

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Electric - Generation (1.2%)
$80	AES Corp. (The)	7.75%	03/01/14	$81,800
85	AES Corp. (The)	8.00	06/01/20	85,850
20	Edison Mission Energy	7.00	05/15/17	12,900
70	Homer City Funding LLC	8.137	10/01/19	65,362
95	Midwest Generation LLC (Series B)	8.56	01/02/16	94,010
				339,922
	Electric - Integrated (1.9%)
90	CMS Energy Corp.	6.25	02/01/20	86,076
40	FirstEnergy Solutions Corp.	6.05	08/15/21	40,880
30	Ipalco Enterprises, Inc.	8.625	11/14/11	31,350
245	Mirant Americas Generation LLC	8.50	10/01/21	229,075
30	NiSource Finance Corp.	6.80	01/15/19	33,453
60	PPL Energy Supply LLC	6.50	05/01/18	66,464
45	Progress Energy, Inc.	7.05	03/15/19	53,253
15	Public Service Co. of Colorado	5.125	06/01/19	16,635
				557,186
	Electronic Equipment, Instruments & Components (0.1%)
10	Corning, Inc.	6.625	05/15/19	11,717
15	Corning, Inc.	7.25	08/15/36	16,844
				28,561
	Electronic Measuring Instrument (0.1%)
15	Agilent Technologies, Inc.	5.50	09/14/15	16,164
	Electronics - Military (0.5%)
145	L-3 Communications Corp.	5.875	01/15/15	143,912
	Filtration/Separation Products (0.1%)
30	Pall Corp.	5.00	06/15/20	31,179
	Finance - Auto Loans (0.8%)
210	Ford Motor Credit Co. LLC	7.00	04/15/15	207,933
25	Nissan Motor Acceptance Corp. (144A) (b)	4.50	01/30/15	25,822
				233,755
	Finance - Consumer Loans (0.2%)
60	SLM Corp. (MTN)	8.00	03/25/20	52,776
	Finance - Credit Card (0.6%)
130	American Express Co.	8.125	05/20/19	161,674

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Finance - Investment Banker/Broker (0.7%)
$25	Bear Stearns Cos. LLC (The)	7.25%	02/01/18	$29,236
100	Merrill Lynch & Co., Inc.	6.11	01/29/37	91,100
80	TD Ameritrade Holding Corp.	5.60	12/01/19	84,433
				204,769
	Finance - Other Services (0.2%)
60	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	61,344
	Food - Meat Products (0.6%)
75	JBS USA LLC/JBS USA Finance, Inc.	11.625	05/01/14	84,469
85	Smithfield Foods, Inc.	7.00	08/01/11	86,806
				171,275
	Food - Miscellaneous/Diversified (0.2%)
25	ConAgra Foods, Inc.	7.00	10/01/28	29,488
20	ConAgra Foods, Inc.	8.25	09/15/30	25,825
				55,313
	Food - Retail (0.1%)
24	Delhaize America, Inc.	9.00	04/15/31	32,892
	Food Products (0.2%)
50	Kraft Foods, Inc.	5.375	02/10/20	53,679
	Health Care Providers & Services (0.3%)
75	Healthsouth Corp.	10.75	06/15/16	81,375
	Hotels & Motels (0.1%)
30	Hyatt Hotels Corp. (144A) (b)	6.875	08/15/19	32,310
	Independent Power Producer (0.4%)
115	NRG Energy, Inc.	8.50	06/15/19	117,444
	Life/Health Insurance (0.3%)
30	Principal Financial Group, Inc.	8.875	05/15/19	36,844
35	Prudential Financial, Inc. (MTN)	6.625	12/01/37	36,827
				73,671
	Media (0.9%)
65	News America, Inc.	7.85	03/01/39	80,461
40	Time Warner Cable, Inc.	6.75	07/01/18	45,987
5	Time Warner Cable, Inc.	8.25	04/01/19	6,159
35	Time Warner Cable, Inc.	8.75	02/14/19	44,231
15	Time Warner, Inc.	4.875	03/15/20	15,499
30	Time Warner, Inc.	5.875	11/15/16	33,865
35	Viacom, Inc.	6.875	04/30/36	39,750
				265,952

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Medical - Biomedical/Genetics (0.3%)
$45	Genzyme Corp. (144A) (b)	3.625%		06/15/15	$45,569
40	Life Technologies Corp.	6.00		03/01/20	43,396
					88,965
	Medical - Drugs (0.1%)
40	Axcan Intermediate Holdings, Inc.	12.75		03/01/16	40,700
	Medical - Hospitals (1.9%)
85	Capella Healthcare, Inc. (144A) (b)	9.25		07/01/17	86,063
45	CHS/Community Health Systems, Inc.	8.875		07/15/15	46,519
95	HCA, Inc.	5.75		03/15/14	88,825
125	HCA, Inc.	6.25		02/15/13	123,437
125	HCA, Inc.	7.69		06/15/25	112,500
90	Tenet Healthcare Corp. (144A) (b)	10.00		05/01/18	99,900
					557,244
	Medical - Nursing Homes (0.5%)
135	Sun Healthcare Group, Inc.	9.125		04/15/15	142,088
	Medical - Outpatient/Home Medical (0.2%)
35	Select Medical Corp.	6.143	(a)	09/15/15	30,450
15	Select Medical Corp.	7.625		02/01/15	14,175
					44,625
	Medical Instruments (0.3%)
90	Boston Scientific Corp.	6.00		01/15/20	89,515
	Medical Products (0.3%)
91	Fresenius Medical Care Capital Trust IV	7.875		06/15/11	94,526
	Metal - Copper (0.2%)
20	Freeport-McMoRan Copper & Gold, Inc.	8.375		04/01/17	22,028
15	Southern Copper Corp.	5.375		04/16/20	15,110
25	Southern Copper Corp.	6.75		04/16/40	24,837
					61,975
	Multi-line Insurance (0.6%)
40	Allstate Corp. (The)	7.45		05/16/19	47,221
60	Hartford Financial Services Group, Inc. (See Note 6)	5.50		03/30/20	58,344
65	MetLife, Inc.	7.717		02/15/19	77,490
					183,055
	Multimedia (0.2%)
50	NBC Universal, Inc. (144A) (b)	5.15		04/30/20	52,250

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Office Automation & Equipment (0.1%)
$10	Xerox Corp.	5.625%		12/15/19	$10,661
20	Xerox Corp.	6.35		05/15/18	22,343
					33,004
	Oil Companies - Exploration & Production (2.9%)
55	Anadarko Petroleum Corp.	6.95		06/15/19	48,093
100	Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.	10.75		02/01/18	107,125
155	Denbury Resources, Inc.	9.75		03/01/16	168,175
25	EQT Corp.	8.125		06/01/19	29,457
95	Hilcorp Energy I LP/Hilcorp Finance Co. (144A) (b)	7.75		11/01/15	94,050
33	Pemex Project Funding Master Trust	6.625		06/15/35	34,107
25	Pemex Project Funding Master Trust	6.625		06/15/38	25,632
55	Plains Exploration & Production Co.	7.75		06/15/15	54,725
110	Plains Exploration & Production Co.	10.00		03/01/16	118,250
170	SandRidge Energy, Inc.	8.625	(d)	04/01/15	165,963
					845,577
	Oil Company - Integrated (0.3%)
40	Cenovus Energy, Inc.	5.70		10/15/19	43,769
50	Hess Corp.	6.00		01/15/40	51,874
					95,643
	Oil Refining & Marketing (0.2%)
40	Motiva Enterprises LLC (144A) (b)	5.75		01/15/20	44,095
	Paper & Related Products (1.1%)
70	Boise Paper Holdings LLC/Boise Finance Co. (144A) (b)	9.00		11/01/17	72,450
90	Georgia-Pacific LLC (144A) (b)	8.25		05/01/16	96,413
35	Glatfelter	7.125		05/01/16	34,300
30	International Paper Co.	7.50		08/15/21	35,195
100	NewPage Corp.	11.375		12/31/14	91,250
					329,608
	Pipelines (1.3%)
20	CenterPoint Energy Resources Corp.	6.25		02/01/37	21,242
10	CenterPoint Energy Resources Corp. (Series B)	7.875		04/01/13	11,466
50	Energy Transfer Partners LP	9.00		04/15/19	58,893
25	Enterprise Products Operating LLC	5.20		09/01/20	25,726
50	Enterprise Products Operating LLC (Series N)	6.50		01/31/19	56,154
35	Sonat, Inc.	7.625		07/15/11	36,280
130	Williams Cos., Inc. (The)	7.875		09/01/21	149,277
					359,038

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Property Trust (0.2%)
$60	WEA Finance LLC/WT Finance Aust Pty Ltd. (144A) (b)	6.75%		09/02/19	$66,803
	REIT - Apartments (0.2%)
50	AvalonBay Communities, Inc. (MTN)	6.10		03/15/20	55,364
	REIT - Diversified (0.6%)
80	Digital Realty Trust LP (144A) (b)(e)	4.50		07/15/15	79,757
55	Duke Realty LP	6.75		03/15/20	57,882
45	Vornado Realty LP	4.25		04/01/15	44,783
					182,422
	REIT - Health Care (0.2%)
50	Health Care, Inc.	6.125		04/15/20	51,817
	REIT - Office Property (0.4%)
30	BioMed Realty LP (144A) (b)	6.125		04/15/20	31,293
80	Boston Properties LP	5.625		11/15/20	83,851
					115,144
	Resorts/Theme Parks (0.0%)
299	Resort at Summerlin LP (Series B) (f)(g)(h)(i)	13.00	(d)	12/15/07	0
	Retail - Automobile (0.1%)
30	AutoNation, Inc.	6.75		04/15/18	29,700
	Retail - Building Products (0.2%)
65	Home Depot, Inc.	5.875		12/16/36	66,857
	Retail - Discount (0.5%)
100	Dollar General Corp.	10.625		07/15/15	109,875
35	Wal-Mart Stores, Inc.	5.25		09/01/35	36,993
					146,868
	Retail - Drug Store (0.6%)
78	CVS Pass-Through Trust	6.036		12/10/28	79,740
125	Rite Aid Corp.	8.625		03/01/15	102,500
					182,240
	Retail - Mail Order (0.2%)
50	QVC, Inc. (144A) (b)	7.125		04/15/17	49,250
	Retail - Major Department Store (0.1%)
15	JC Penney Co., Inc.	5.65		06/01/20	14,738
	Retail - Perfume & Cosmetics (0.5%)
140	Sally Holdings LLC/Sally Capital, Inc.	9.25		11/15/14	145,950

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Retail - Regional Department Store (0.4%)
$36	JC Penney Corp., Inc.	6.375%	10/15/36	$34,200
70	Macy's Retail Holdings, Inc.	5.90	12/01/16	70,525
				104,725
	Retail - Restaurants (0.1%)
30	Yum! Brands, Inc.	6.875	11/15/37	34,553
	Satellite Telecommunication (0.4%)
120	Intelsat Corp.	9.25	06/15/16	126,600
	Schools (0.2%)
55	Duke University	5.15	04/01/19	61,188
	Semiconductor Equipment (0.1%)
35	KLA-Tencor Corp.	6.90	05/01/18	39,214
	Special Purpose Entity (1.3%)
160	AIG SunAmerica Global Financing VI (144A) (b)	6.30	05/10/11	162,400
20	CA FM Lease Trust (144A) (b)	8.50	07/15/17	20,284
50	Harley-Davidson Funding Corp. (144A) (b)	6.80	06/15/18	52,728
150	NSG Holdings LLC/NSG Holdings, Inc. (144A) (b)	7.75	12/15/25	132,750
				368,162
	Super-Regional Banks - U.S. (0.7%)
70	KeyCorp (MTN)	6.50	05/14/13	76,621
70	PNC Funding Corp.	5.125	02/08/20	72,925
35	PNC Funding Corp.	6.70	06/10/19	40,179
				189,725
	Telecommunication Services (1.0%)
90	PAETEC Holding Corp.	8.875	06/30/17	90,450
75	Qwest Corp.	8.375	05/01/16	82,312
100	Sable International Finance Ltd. (144A) (b)	7.75	02/15/17	101,000
				273,762
	Telephone - Integrated (1.7%)
45	AT&T Corp.	8.00	11/15/31	58,091
10	AT&T, Inc.	6.15	09/15/34	10,533
180	Frontier Communications Corp.	9.00	08/15/31	167,850
70	Sprint Capital Corp.	6.90	05/01/19	63,700
65	Verizon Communications, Inc.	6.35	04/01/19	75,343
100	Windstream Corp.	7.875	11/01/17	98,125
				473,642

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Television (0.1%)
$30	CBS Corp.	8.875	?%	05/15/19	$37,805
	Tobacco (0.1%)
20	Altria Group, Inc.	9.25		08/06/19	25,003
	Transport - Rail (0.2%)
15	CSX Corp.	6.15		05/01/37	16,458
30	Union Pacific Corp.	6.125		02/15/20	34,874
					51,332
	Transport - Services (0.1%)
25	Ryder System, Inc. (MTN)	7.20		09/01/15	29,027
	Total Domestic Corporate Bonds (Cost $12,907,311)				13,428,222
	Asset-Backed Securities (0.9%)
100	Ally Master Owner Trust 2010-3 A (144A) (b)	2.88		04/15/15	101,478
125	Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (b)	2.05	(a)	02/15/17	128,146
20	Specialty Underwriting & Residential Finance 2004-BC2 A2	0.617	(a)	05/25/35	15,791
	Total Asset-Backed Securities (Cost $244,524)				245,415
	U.S. Government Agencies & Obligations (22.1%)
	U.S. Government Agencies (3.5%)
	Federal Home Loan Mortgage Corp.
200		2.875		02/09/15	208,569
150		3.00		07/28/14	158,081
200		6.75		03/15/31	265,555
	Federal National Mortgage Assoc.
100		4.375		10/15/15	110,731
200		5.00		05/11/17	228,517
62	356 25 (IO)	7.00		12/01/34	8,649
106	356 30 (IO)	8.00		06/01/35	22,245
57	356 47 (IO)	6.50		12/01/29	6,449
55	356 49 (IO)	7.00		11/01/19	6,597
					1,015,393
	U.S. Government Obligations (18.6%)
	U.S. Treasury Bonds
300		4.25		05/15/39	317,250
725		5.375		02/15/31	892,090
910		7.50		11/15/24	1,320,211

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U.S. Treasury Notes
$175		2.75%	02/15/19	$174,371
480		3.00	08/31/16	501,000
1,700		3.125	04/30/17	1,777,297
300		3.625	08/15/19	317,273
44		4.75	08/15/17	50,879
				5,350,371
	Total U.S. Government Agencies & Obligations (Cost $5,979,190)			6,365,764
	U.S. Government Agencies - Mortgage-Backed Securities (0.8%)
	Federal National Mortgage Assoc. (0.8%)
53		6.50	07/01/29	58,733
16		6.50	05/01/31	18,316
94		6.50	03/01/32	104,407
9		6.50	11/01/33	10,239
34		7.00	02/01/33	38,398
6		8.00	02/01/12	6,623
				236,716
	Government National Mortgage Assoc. (0.0%)
1		8.00	06/15/26	805
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $222,146)			237,521
	Municipal Bonds (1.0%)
35	Chicago Transit Authority (Series B)	6.20	12/01/40	36,879
15	City of Chicago O'Hare Int'l Airport (Series B)	6.395	01/01/40	16,321
30	City of New York (Series G1)	5.968	03/01/36	31,681
75	Illinois State Toll Highway Authority (The) 2009 (Series A)	6.184	01/01/34	78,374
15	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 (Series 2010 J)	6.637	04/01/57	14,857
20	Municipal Electric Authority of Georgia Plant Vogtle	6.655	04/01/57	19,858
30	New York City Transitional Finance Authority	5.267	05/01/27	31,604
40	State of California - Various Purpose	5.95	04/01/16	42,741
25	State of California - Various Purpose	6.65	03/01/22	26,606
	Total Municipal Bonds (Cost $286,627)			298,921

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS	COUPON RATE	MATURITY DATE	VALUE

	Collateralized Mortgage Obligations (5.4%)
	Private Issues
$63	American Home Mortgage Assets 2006-4 1A3	0.657	(a)%	10/25/46	$2,669
186	Banc of America Mortgage Securities	1.247	(a)	01/25/36	146,586
104	Countrywide Alternative Loan Trust 2006-8T1 1A3	6.00		04/25/36	80,013
190	Countrywide Home Loan Mortgage Pass-Through Trust 2007-13 A10	6.00		08/25/37	161,646
	First Horizon Alternative Mortgage Securities
99	2005-FA8 2A1	5.00		11/25/20	92,230
94	2006-FA5 A3	6.25		08/25/36	73,820
275	GMAC Mortgage Corp. Loan Trust 2010-1 A (144A) (b)	4.25		07/25/40	274,312
100	JP Morgan Mortgage Trust 2006-A3 3A4	5.739	(a)	05/25/36	83,682
100	Lehman Mortgage Trust 2006-1 3A5	5.50		02/25/36	81,739
96	Mastr Adjustable Rate Mortgages Trust 2006-OA1 3A3	1.361	(a)	04/25/46	4,924
125	Residential Accredit Loans, Inc. 2006-QS4 A4	6.00		04/25/36	81,947
115	Residential Asset Securitization Trust 2006-A8 1A1	6.00		08/25/36	76,180
	Structured Adjustable Rate Mortgage Loan Trust
193	2004-10 1A1	2.745	(a)	08/25/34	172,738
225	2007-3 4A2	5.577	(a)	04/25/47	135,234
100	WaMu Mortgage Pass-Through Certificates 2005-AR10 1A3	4.735	(a)	09/25/35	82,565
	Total Collateralized Mortgage Obligations (Cost $1,637,691)				1,550,285

NUMBER OF SHARES
	Preferred Stock (0.2%)
	Diversified Financial Services
82	Ally Financial, Inc. $70.00 (144A) (b) (Cost $34,389) (b)	63,737
	Common Stocks (0.0%)
	Communications Equipment (0.0%)
1,171	Birch Telecom, Inc. (h)(i)(j)(k)	12
563	Orbcomm, Inc. (j)	1,025
		1,037

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Diversified Telecommunication Services (0.0%)
109	XO Holdings, Inc. (h)(j)(l)	$73
	Electric Utilities (0.0%)
13	PNM Resources, Inc. (h)	145
	Textile - Apparel (0.0%)
11,192	U.S. Leather, Inc. (h)(i)(j)	0
	Wireless Telecommunication Services (0.0%)
46	USA Mobility, Inc. (h)(l)	594
	Total Common Stocks (Cost $704,614)	1,849

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (2.6%)
	U.S. Government Obligations (m)(n) (0.8%)
$230	U.S. Treasury Bills (Cost $229,848)	0.18 - 0.20%	10/28/10	229,927

NUMBER OF SHARES (000)
Investment Company (1.8%)
524	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $523,583)	523,583

Total Short-Term Investments (Cost $753,431)		753,510
Total Investments (Cost $28,456,830) (o)(p)	100.1%	28,796,823
Liabilities in Excess of Other Assets	(0.1)	(29,667)
Net Assets	100.0%	$28,767,156

  IO  Interest Only Security.

  MTN  Medium Term Note.

  REIT  Real Estate Investment Trust.

  (a)  Floating rate security. Rate shown is the rate in effect at June 30, 2010.

  (b)  Resale is restricted to qualified institutional investors.

  (c)  Security issued with perpetual maturity.

  (d)  Payment-in-kind security.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

  (e)  Security purchased on a when-issued basis.

  (f)  Non-income producing security; bond in default.

  (g)  Issuer in bankruptcy.

  (h)  Acquired through exchange offer.

  (i)  At June 30, 2010, the Portfolio held $12 of fair valued securities, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (j)  Non-income producing security.

  (k)  Resale is restricted, acquired (between 06/18/98 and 08/15/99) at a cost basis of $573,998.

  (l)  Illiquid security.

  (m)  A portion of this security has been physically segregated in connection with open futures and swap contracts.

  (n)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

  (o)  Securities have been designated as collateral in connection with securities purchased on a when-issued basis, open futures, forward foreign currency and swap contracts.

  (p)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,818,412 and the aggregate gross unrealized depreciation is $1,478,419 resulting in net unrealized appreciation of $339,993.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2010:

CONTRACTS TO DELIVER	IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED DEPRECIATION
$78,998	IDR	717,300,000	07/20/10	$(139)
$28,749	RUB	890,000	07/26/10	(334)
Total Unrealized Depreciation				$(473)

Currency Abbreviations:

BRL  Brazilian Real.

CAD  Canadian Dollar.

IDR  Indonesian Rupiah.

MXN  Mexican New Peso.

RUB  Russian Ruble.

TRY  Turkish Lira.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

FUTURES CONTRACTS OPEN AT JUNE 30, 2010:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
60	Long	U.S. Treasury Notes 5 Year, September 2010	$7,101,094	$109,437
10	Short	U.S. Treasury Bonds 30 year, September 2010	(1,275,000)	(28,560)
36	Short	U.S. Treasury Notes 10 Year, September 2010	(4,411,688)	(73,834)
31	Short	U.S. Treasury Notes 2 Year, September 2010	(6,783,672)	(27,635)
Net Unrealized Depreciation				$(20,592)

CREDIT DEFAULT SWAP CONTRACT OPEN AT JUNE 30, 2010:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+
								(unaudited)
Bank of America, N.A. Tyco Electronics Ltd.	Buy	$125	5.00%	June 20, 2014	$(15,220)	$(5,251)	$(20,471)	BBB-

  +  Credit rating as issued by Standard and Poor's.

INTEREST RATE SWAP CONTRACTS OPEN AT JUNE 30, 2010:

NOTIONAL SWAP COUNTERPARTY	AMOUNT (000)		FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Bank of America, N.A.***	CAD	1,400	3 Month LIBOR	Pay	5.45%	May 05, 2025	$(2,863)
Bank of America, N.A.***		$1,350	3 Month LIBOR	Receive	4.915	May 07, 2025	(16,146)
Credit Suisse Group		3,140	3 Month LIBOR	Receive	2.625	March 11, 2015	(94,294)
Total Unrealized Depreciation							$(113,303)

  ***  Forward interest rate swap. Periodic payments on specified notional amount with future effective date, unless terminated earlier.

See Notes to Financial Statements

Flexible Income

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

ZERO COUPON SWAP CONTRACTS OPEN AT JUNE 30, 2010:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank^	$920	3 Month LIBOR	Receive	November 15, 2021	$(116,601)
Deutsche Bank AG^	750	3 Month LIBOR	Receive	November 15, 2021	(82,394)
Deutsche Bank AG^^	750	3 Month LIBOR	Pay	November 15, 2021	14,908
JPMorgan Chase Group^	535	3 Month LIBOR	Receive	November 15, 2019	(64,691)
UBS AG^	255	3 Month LIBOR	Receive	November 15, 2019	(29,320)
Net Unrealized Depreciation					$(278,098)

  LIBOR  London Interbank Offered Rate.

  ^  Portfolio will make payments of $412,031, $323,462, $203,364 and $95,443 respectively on termination date.

  ^^  Portfolio will receive payment of $250,453 on termination date.

SUMMARY OF INVESTMENTS

PORTFOLIO COMPOSITION	VALUE		PERCENT OF TOTAL INVESTMENTS
Domestic Corporate Bonds	$13,428,222		46.6%
U.S. Government Agencies & Obligations	6,365,764		22.1
Foreign Government & Corporate Bonds	5,851,599		20.3
Collateralized Mortgage Obligations	1,550,285		5.4
Short-Term Investments	753,510		2.6
Municipal Bonds	298,921		1.1
Asset-Backed Securities	245,415		0.9
U.S. Government Agencies - Mortgage-Backed Securities	237,521		0.8
Preferred Stock	63,737		0.2
Common Stocks	1,849		0.0
	$28,796,823	^	100.0%

  ^  Does not include open forward foreign currency contracts with total unrealized depreciation of $473. Does not include open long/short futures contracts with an underlying face amount of $19,571,454 and net unrealized depreciation of $20,592. Also does not include open swap contracts with net unrealized depreciation of $406,621.

See Notes to Financial Statements

Global Infrastructure

Portfolio of Investments ■ June 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.6%) Australia (2.8%)
	Airports
54,269	Australian Infrastructure Fund (Stapled Securities) (a)(b)	$76,857
78,748	MAP Group (Stapled Securities) (a)(b)	176,785
		253,642
	Oil & Gas Storage & Transportation
43,100	APA Group (Stapled Securities) (a)(b)	129,733
	Toll Roads
340,700	Intoll Group (Stapled Securities) (a)(b)	296,277
	Transmission & Distribution
96,489	Spark Infrastructure Group	92,518
	Total Australia	772,170
	Brazil (0.5%)
	Water
3,200	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	132,288
	Canada (15.1%)
	Oil & Gas Storage & Transportation
32,840	Enbridge, Inc.	1,529,479
67,190	TransCanada Corp.	2,247,556
		3,777,035
	Ports
4,160	Westshore Terminals Income Fund (Units) (a)	67,643
	Transmission & Distribution
14,720	Fortis, Inc.	375,830
	Total Canada	4,220,508

NUMBER OF SHARES		VALUE
	China (5.7%)
	Airports
150,000	Beijing Capital International Airport Co., Ltd. (H Shares) (c)	$88,016
	Oil & Gas Storage & Transportation
71,000	Beijing Enterprises Holdings Ltd. (c)	461,223
189,000	Xinao Gas Holdings Ltd. (H Shares) (c)	411,030
		872,253
	Ports
105,000	China Merchants Holdings International Co., Ltd. (c)	349,042
	Toll Roads
331,000	Jiangsu Expressway Co., Ltd. (H Shares) (c)	299,651
	Total China	1,608,962
	France (7.0%)
	Airports
2,300	Aeroports de Paris (ADP)	146,577
	Communications
9,637	Eutelsat Communications	321,960
44,385	SES SA	921,932
		1,243,892
	Toll Roads
82,490	Groupe Eurotunnel SA	557,499
	Total France	1,947,968
	Germany (0.5%)
	Airports
3,666	Fraport AG Frankfurt Airport Services Worldwide	155,812
	Hong Kong (3.9%)
	Oil & Gas Storage & Transportation
435,600	Hong Kong & China Gas Co., Ltd.	1,076,660

See Notes to Financial Statements

Global Infrastructure

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Italy (4.8%)
	Oil & Gas Storage & Transportation
91,489	Snam Rete Gas SpA	$363,712
	Toll Roads
37,605	Atlantia SpA	666,686
	Transmission & Distribution
88,400	Terna Rete Elettrica Nazionale SpA	318,365
	Total Italy	1,348,763
	Japan (0.4%)
	Airports
7,400	Japan Airport Terminal Co., Ltd.	109,703
	Mexico (1.3%)
	Airports
7,100	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	206,255
3,600	Grupo Aeroportuario del Sureste SAB de CV (ADR)	163,944
	Total Mexico	370,199
	Netherlands (0.4%)
	Oil & Gas Storage & Transportation
2,800	Koninklijke Vopak N.V.	102,757
	New Zealand (0.7%)
	Airports
156,961	Auckland International Airport Ltd.	200,628
	Spain (9.6%)
	Diversified
83,543	Ferrovial SA	539,719
	Oil & Gas Storage & Transportation
38,250	Enagas	574,844
	Toll Roads
81,327	Abertis Infraestructuras SA	1,171,842

NUMBER OF SHARES		VALUE
	Transmission & Distribution
11,250	Red Electrica Corp. SA	$402,149
	Total Spain	2,688,554
	Switzerland (0.4%)
	Airports
384	Flughafen Zuerich AG	113,769
	United Kingdom (10.5%)
	Transmission & Distribution
253,400	National Grid PLC	1,866,663
	Water
20,400	Northumbrian Water Group PLC	92,411
26,800	Pennon Group PLC	219,618
15,500	Severn Trent PLC	282,807
60,500	United Utilities Group PLC	471,447
		1,066,283
	Total United Kingdom	2,932,946
	United States (35.0%)
	Communications
44,220	American Tower Corp. (Class A) (d)	1,967,790
28,520	Crown Castle International Corp. (d)	1,062,655
14,170	SBA Communications Corp. (Class A) (d)	481,922
		3,512,367
	Diversified
66,290	Centerpoint Energy, Inc.	872,376
	Oil & Gas Storage & Transportation
5,710	AGL Resources, Inc.	204,532
6,970	Atmos Energy Corp.	188,469
7,532	Kinder Morgan Management LLC (d)	426,236
2,080	New Jersey Resources Corp.	73,216
23,280	NiSource, Inc.	337,560
9,570	Oneok, Inc.	413,902
11,250	Southern Union Co.	245,925

See Notes to Financial Statements

Global Infrastructure

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
2,720	Southwest Gas Corp.	$80,240
62,265	Spectra Energy Corp.	1,249,659
		3,219,739
	Transmission & Distribution
20,050	Consolidated Edison, Inc.	864,155
4,840	ITC Holdings Corp.	256,084
14,830	Northeast Utilities	377,869
3,980	NorthWestern Corp.	104,276
8,670	NSTAR	303,450
		1,905,834
	Water
5,190	American Water Works Co., Inc.	106,914
9,260	Aqua America, Inc.	163,717
		270,631
Total United States		9,780,947
Total Common Stocks (Cost $29,758,550)		27,562,634
NUMBER OF SHARES (000)
	Short-Term Investment (0.9%)
	Investment Company
247	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $246,699)	246,699
Total Investments (Cost $30,005,249) (e)(f)	99.5%	27,809,333
Other Assets in Excess of Liabilities	0.5	139,200
Net Assets	100.0%	$27,948,533

  ADR  American Depositary Receipt.

  (a)  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (b)  Comprised of securities in separate entities that are traded as a single stapled security.

  (c)  Security trades on the Hong Kong exchange.

  (d)  Non-income producing security.

  (e)  The market value and percentage of total investments, $13,058,692 and 47.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A to the financial statements.

  (f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $711,672 and the aggregate gross unrealized depreciation is $2,907,588 resulting in net unrealized depreciation of $2,195,916.

See Notes to Financial Statements

Global Infrastructure

Summary of Investments ■ June 30, 2010 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Oil & Gas Storage & Transportation	$10,116,733	36.4%
Transmission & Distribution	4,961,359	17.8
Communications	4,756,259	17.1
Toll Roads	2,991,955	10.7
Water	1,469,202	5.3
Airports	1,438,346	5.2
Diversified	1,412,095	5.1
Ports	416,685	1.5
Investment Company	246,699	0.9
	$27,809,333	100.0%

See Notes to Financial Statements

Capital Growth

Portfolio of Investments ■ June 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.6%)
	Air Freight & Logistics (3.0%)
5,606	C.H. Robinson Worldwide, Inc.	$312,030
12,597	Expeditors International of Washington, Inc.	434,722
		746,752
	Capital Markets (1.1%)
19,214	Charles Schwab Corp. (The)	272,455
	Chemicals (2.4%)
12,654	Monsanto Co.	584,868
	Communications Equipment (2.5%)
13,991	Cisco Systems, Inc. (a)	298,148
6,668	Research In Motion Ltd. (Canada) (a)	328,466
		626,614
	Computers & Peripherals (9.7%)
7,041	Apple, Inc. (a)	1,771,023
20,676	Teradata Corp. (a)	630,204
		2,401,227
	Construction Materials (2.0%)
20,145	Cemex SAB de CV (ADR) (Mexico) (a)	194,802
3,424	Martin Marietta Materials, Inc.	290,390
		485,192
	Consumer Finance (2.0%)
12,795	American Express Co.	507,961
	Distributors (2.9%)
158,000	Li & Fung Ltd. (Bermuda) (b)	707,291
	Diversified Financial Services (5.1%)
73,232	BM&F Bovespa SA (Brazil)	472,255
1,325	CME Group, Inc.	373,054
21,381	Leucadia National Corp. (a)	417,143
		1,262,452
	Electrical Equipment (0.5%)
992	First Solar, Inc. (a)	112,919

NUMBER OF SHARES		VALUE
	Food Products (2.7%)
13,133	Mead Johnson Nutrition Co.	$658,226
	Health Care Equipment & Supplies (3.6%)
2,658	Alcon, Inc. (Switzerland)	393,889
3,087	Gen-Probe, Inc. (a)	140,212
1,157	Intuitive Surgical, Inc. (a)	365,172
		899,273
	Hotels, Restaurants & Leisure (8.4%)
7,458	Accor SA (France)	342,501
27,884	Las Vegas Sands Corp. (a)	617,352
16,745	Starbucks Corp.	406,903
9,352	Wynn Resorts Ltd.	713,277
		2,080,033
	Information Technology Services (5.4%)
32,545	Redecard SA (Brazil)	452,925
12,337	Visa, Inc. (Class A)	872,843
		1,325,768
	Insurance (3.4%)
6,428	Berkshire Hathaway, Inc. (Class B) (a)	512,247
9,779	Loews Corp.	325,739
		837,986
	Internet & Catalog Retail (5.8%)
13,059	Amazon.com, Inc. (a)	1,426,826
	Internet Software & Services (12.8%)
10,567	Baidu, Inc. (ADR) (Cayman Islands) (a)	719,402
23,415	eBay, Inc. (a)	459,168
2,902	Google, Inc. (Class A) (a)	1,291,245
42,700	Tencent Holdings Ltd. (Cayman Islands) (b)	704,140
		3,173,955

See Notes to Financial Statements

Capital Growth

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Life Sciences Tools & Services (2.5%)
14,032	Illumina, Inc. (a)	$610,813
	Multiline Retail (0.7%)
2,745	Sears Holdings Corp. (a)	177,464
	Oil, Gas & Consumable Fuels (4.4%)
6,361	Range Resources Corp.	255,394
18,776	Ultra Petroleum Corp. (Canada) (a)	830,838
		1,086,232
	Pharmaceuticals (1.2%)
5,076	Allergan, Inc.	295,728
	Professional Services (2.0%)
6,207	Corporate Executive Board Co. (The)	163,058
254	SGS SA (Registered Shares) (Switzerland)	341,979
		505,037
	Real Estate Management & Development (3.4%)
37,737	Brookfield Asset Management, Inc. (Class A) (Canada)	853,611
	Software (4.6%)
9,587	Adobe Systems, Inc. (a)	253,384
7,207	Salesforce.com, Inc. (a)	618,505
4,478	VMware, Inc. (Class A) (a)	280,278
		1,152,167
	Wireless Telecommunication Services (1.5%)
7,831	America Movil SAB de CV (Series L) (ADR) (Mexico)	371,973
	Total Common Stocks (Cost $22,368,335)	23,162,823
	Convertible Preferred Stock (0.6%)
	Alternative Energy
54,420	Better Place, LLC (Cost $163,260) (c)(d)	163,260

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (5.9%)
	Investment Company
1,455	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $1,454,645)	$1,454,645
Total Investments (Cost $23,986,240) (e)(f)	100.1%	24,780,728
Liabilities in Excess of Other Assets	(0.1)	(26,801)
Net Assets	100.0%	$24,753,927

  ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Security trades on the Hong Kong exchange.

  (c)  Illiquid security. Resale is restricted to qualified institutional investors.

  (d)  At June 30,2010, the Portfolio held $163,260 of fair valued securities, representing 0.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (e)  The market value and percentage of total investments, $2,095,911 and 8.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,125,501 and the aggregate gross unrealized depreciation is $3,331,013 resulting in net unrealized appreciation of $794,488.

See Notes to Financial Statements

Capital Growth

Summary of Investments ■ June 30, 2010 (unaudited)

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$3,173,955	12.8%
Computers & Peripherals	2,401,227	9.7
Hotels, Restaurants & Leisure	2,080,033	8.4
Investment Company	1,454,645	5.9
Internet & Catalog Retail	1,426,826	5.8
Information Technology Services	1,325,768	5.3
Diversified Financial Services	1,262,452	5.1
Software	1,152,167	4.6
Oil, Gas & Consumable Fuels	1,086,232	4.4
Health Care Equipment & Supplies	899,273	3.6
Real Estate Management & Development	853,611	3.4
Insurance	837,986	3.4
Air Freight & Logistics	746,752	3.0

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Distributors	$707,291	2.8%
Food Products	658,226	2.7
Communications Equipment	626,614	2.5
Life Sciences Tools & Services	610,813	2.5
Chemicals	584,868	2.4
Consumer Finance	507,961	2.0
Professional Services	505,037	2.0
Construction Materials	485,192	2.0
Wireless Telecommunication Services	371,973	1.5
Pharmaceuticals	295,728	1.2
Capital Markets	272,455	1.1
Multiline Retail	177,464	0.7
Alternative Energy	163,260	0.7
Electrical Equipment	112,919	0.5
	$24,780,728	100.0%

See Notes to Financial Statements

Focus Growth

Portfolio of Investments ■ June 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.6%)
	Air Freight & Logistics (2.3%)
50,891	Expeditors International of Washington, Inc.	$1,756,248
	Chemicals (3.0%)
51,339	Monsanto Co.	2,372,889
	Communications Equipment (1.7%)
27,117	Research In Motion Ltd. (Canada) (a)	1,335,784
	Computers & Peripherals (12.3%)
28,636	Apple, Inc. (a)	7,202,813
78,274	Teradata Corp. (a)	2,385,792
		9,588,605
	Consumer Finance (2.7%)
51,999	American Express Co.	2,064,360
	Distributors (3.7%)
638,000	Li & Fung Ltd. (Bermuda) (b)	2,856,023
	Diversified Financial Services (9.1%)
598,206	BM&F Bovespa SA (Brazil)	3,857,683
5,412	CME Group, Inc.	1,523,749
86,744	Leucadia National Corp. (a)	1,692,375
		7,073,807
	Food Products (3.2%)
49,703	Mead Johnson Nutrition Co.	2,491,114
	Hotels, Restaurants & Leisure (8.4%)
28,162	Accor SA (France)	1,293,310
105,559	Las Vegas Sands Corp. (a)	2,337,076
38,029	Wynn Resorts Ltd.	2,900,472
		6,530,858
	Information Technology Services (4.3%)
46,796	Visa, Inc. (Class A)	3,310,817

NUMBER OF SHARES		VALUE
	Insurance (2.7%)
26,157	Berkshire Hathaway, Inc. (Class B) (a)	$2,084,451
	Internet & Catalog Retail (7.4%)
53,042	Amazon.com, Inc. (a)	5,795,369
	Internet Software & Services (16.3%)
41,966	Baidu, Inc. (ADR) (Cayman Islands) (a)	2,857,045
88,355	eBay, Inc. (a)	1,732,642
11,792	Google, Inc. (Class A) (a)	5,246,850
173,300	Tencent Holdings Ltd. (Cayman Islands) (b)	2,857,787
		12,694,324
	Life Sciences Tools & Services (3.2%)
57,011	Illumina, Inc. (a)	2,481,689
	Oil, Gas & Consumable Fuels (5.8%)
102,059	Ultra Petroleum Corp. (Canada) (a)	4,516,111
	Real Estate Management & Development (4.5%)
153,427	Brookfield Asset Management, Inc. (Class A) (Canada)	3,470,519
	Software (3.0%)
27,284	Salesforce.com, Inc. (a)	2,341,513
	Total Common Stocks (Cost $71,815,903)	72,764,481
	Convertible Preferred Stock (0.7%)
	Alternative Energy
166,815	Better Place, LLC (Cost $500,445) (c)(d)	500,445

See Notes to Financial Statements

Focus Growth

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (5.8%)
	Investment Company
4,532	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $4,532,455)	$4,532,455
Total Investments (Cost $76,848,803) (e)(f)	100.1%	77,797,381
Liabilities in Excess of Other Assets	(0.1)	(59,426)
Net Assets	100.0%	$77,737,955

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Security trades on the Hong Kong exchange.

  (c)  Illiquid security. Resale is restricted to qualified institutional investors.

  (d)  At June 30, 2010, the Portfolio held $500,445 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (e)  The market value and percentage of total investments, $7,007,120 and 9.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $12,098,346 and the aggregate gross unrealized depreciation is $11,149,768 resulting in net unrealized appreciation of $948,578.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$12,694,324	16.3%
Computers & Peripherals	9,588,605	12.3
Diversified Financial Services	7,073,807	9.1
Hotels, Restaurants & Leisure	6,530,858	8.4
Internet & Catalog Retail	5,795,369	7.4
Investment Company	4,532,455	5.8
Oil, Gas & Consumable Fuels	4,516,111	5.8
Real Estate Management & Development	3,470,519	4.5
Information Technology Services	3,310,817	4.3
Distributors	2,856,023	3.7
Food Products	2,491,114	3.2
Life Sciences Tools & Services	2,481,689	3.2
Chemicals	2,372,889	3.0
Software	2,341,513	3.0
Insurance	2,084,451	2.7
Consumer Finance	2,064,360	2.7
Air Freight & Logistics	1,756,248	2.3
Communications Equipment	1,335,784	1.7
Alternative Energy	500,445	0.6
	$77,797,381	100.0%

See Notes to Financial Statements

Capital Opportunities

Portfolio of Investments ■ June 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.0%)
	Air Freight & Logistics (2.4%)
12,726	Expeditors International of Washington, Inc.	$439,174
	Capital Markets (3.2%)
9,803	Greenhill & Co., Inc.	599,257
	Chemicals (2.7%)
10,681	Monsanto Co.	493,676
	Computers & Peripherals (11.2%)
5,872	Apple, Inc. (a)	1,476,984
20,103	Teradata Corp. (a)	612,740
		2,089,724
	Distributors (4.0%)
166,974	Li & Fung Ltd. (Bermuda) (b)	747,463
	Diversified Financial Services (6.8%)
62,503	BM&F Bovespa SA (Brazil)	403,066
18,578	Leucadia National Corp. (a)	362,457
18,440	MSCI, Inc. (Class A) (a)	505,256
		1,270,779
	Food Products (2.7%)
10,182	Mead Johnson Nutrition Co.	510,322
	Health Care Technology (2.0%)
14,055	athenahealth, Inc. (a)	367,257
	Hotels, Restaurants & Leisure (10.5%)
5,756	Accor SA (France)	264,338
16,276	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	611,327
21,628	Las Vegas Sands Corp. (a)	478,844
7,800	Wynn Resorts Ltd.	594,906
		1,949,415
	Information Technology Services (5.6%)
27,814	Redecard SA (Brazil)	387,085
9,159	Visa, Inc. (Class A)	647,999
		1,035,084

NUMBER OF SHARES		VALUE
	Internet & Catalog Retail (6.5%)
11,062	Amazon.com, Inc. (a)	$1,208,634
	Internet Software & Services (12.4%)
7,971	Baidu, Inc. (ADR) (Cayman Islands) (a)	542,666
2,535	Google, Inc. (Class A) (a)	1,127,948
38,200	Tencent Holdings Ltd. (Cayman Islands) (b)	629,933
		2,300,547
	Life Sciences Tools & Services (6.1%)
14,973	Illumina, Inc. (a)	651,775
8,457	Techne Corp.	485,854
		1,137,629
	Oil, Gas & Consumable Fuels (6.2%)
10,553	Range Resources Corp.	423,703
16,531	Ultra Petroleum Corp. (Canada) (a)	731,497
		1,155,200
	Professional Services (5.8%)
12,211	CoStar Group, Inc. (a)	473,787
20,407	Verisk Analytics, Inc. (Class A) (a)	610,169
		1,083,956
	Real Estate Management & Development (3.9%)
32,356	Brookfield Asset Management, Inc. (Class A) (Canada)	731,893
	Semiconductors & Semiconductor Equipment (1.9%)
21,693	Tessera Technologies, Inc. (a)	348,173
	Software (3.1%)
6,708	Salesforce.com, Inc. (a)	575,680
	Total Common Stocks (Cost $16,537,540)	18,043,863

See Notes to Financial Statements

Capital Opportunities

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Convertible Preferred Stock (0.6%)
	Alternative Energy
40,264	Better Place, LLC (Cost $120,792) (c)(d)	$120,792
NUMBER OF SHARES (000)
	Short-Term Investment (1.5%)
	Investment Company
275	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $274,917)	274,917
Total Investments (Cost $16,933,249) (e)(f)	99.1%	18,439,572
Other Assets in Excess of Liabilities	0.9	159,495
Net Assets	100.0%	$18,599,067

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Security trades on the Hong Kong exchange.

  (c)  At June 30, 2010, the Portfolio held $120,792 of fair valued securities, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (d)  Illiquid security. Resale is restricted to qualified institutional investors.

  (e)  The market value and percentage of total investments, $1,641,734 and 8.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (f)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,551,960 and the aggregate gross unrealized depreciation is $2,045,637 resulting in net unrealized appreciation of $1,506,323.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$2,300,547	12.5%
Computers & Peripherals	2,089,724	11.3
Hotels, Restaurants & Leisure	1,949,415	10.6
Diversified Financial Services	1,270,779	6.9
Internet & Catalog Retail	1,208,634	6.5
Oil, Gas & Consumable Fuels	1,155,200	6.3
Life Sciences Tools & Services	1,137,629	6.2
Professional Services	1,083,956	5.9
Information Technology Services	1,035,084	5.6
Distributors	747,463	4.0
Real Estate Management & Development	731,893	4.0
Capital Markets	599,257	3.2
Software	575,680	3.1
Food Products	510,322	2.8
Chemicals	493,676	2.7
Air Freight & Logistics	439,174	2.4
Health Care Technology	367,257	2.0
Semiconductors & Semiconductor Equipment	348,173	1.9
Investment Company	274,917	1.5
Alternative Energy	120,792	0.6
	$18,439,572	100.0%

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.6%)
	Air Freight & Logistics (3.3%)
7,247	C.H. Robinson Worldwide, Inc.	$403,368
15,034	Expeditors International of Washington, Inc.	518,823
		922,191
	Beverages (1.1%)
11,370	Coca-Cola Enterprises, Inc.	294,028
	Biotechnology (1.1%)
12,673	Ironwood Pharmaceuticals, Inc. (144A) (a)(b)(c)	145,993
14,664	Ironwood Pharmaceuticals, Inc. (144A) (a)(b)(c)(d)	168,929
		314,922
	Capital Markets (3.0%)
13,548	Calamos Asset Management, Inc. (Class A)	125,725
6,612	Greenhill & Co., Inc.	404,192
6,627	T. Rowe Price Group, Inc.	294,173
		824,090
	Chemicals (3.1%)
10,012	Intrepid Potash, Inc. (a)	195,935
17,795	Nalco Holding Co.	364,086
12,670	Rockwood Holdings, Inc. (a)	287,482
		847,503
	Commercial Services & Supplies (3.5%)
29,312	Covanta Holding Corp. (a)	486,286
7,402	Stericycle, Inc. (a)	485,423
		971,709
	Computers & Peripherals (2.6%)
23,756	Teradata Corp. (a)	724,083
	Construction Materials (2.0%)
5,473	Martin Marietta Materials, Inc.	464,165
3,425	Texas Industries, Inc.	101,175
		565,340

NUMBER OF SHARES		VALUE
	Distributors (3.2%)
196,185	Li & Fung Ltd. (Bermuda) (e)	$878,227
	Diversified Consumer Services (2.9%)
4,958	New Oriental Education & Technology Group (ADR) (Cayman Islands) (a)	462,036
1,653	Strayer Education, Inc.	343,642
		805,678
	Diversified Financial Services (6.4%)
7,506	CIT Group, Inc. (a)	254,153
3,481	IntercontinentalExchange, Inc. (a)	393,457
20,828	Leucadia National Corp. (a)	406,354
5,652	Moody's Corp.	112,588
22,222	MSCI, Inc. (Class A) (a)	608,883
		1,775,435
	Food Products (2.7%)
14,678	Mead Johnson Nutrition Co.	735,661
	Health Care Equipment & Supplies (4.7%)
11,626	Gen-Probe, Inc. (a)	528,053
7,007	IDEXX Laboratories, Inc. (a)	426,726
1,121	Intuitive Surgical, Inc. (a)	353,810
		1,308,589
	Hotels, Restaurants & Leisure (10.0%)
8,343	Accor SA (France)	383,144
23,401	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	878,942
31,132	Las Vegas Sands Corp. (a)	689,262
10,463	Wynn Resorts Ltd.	798,013
		2,749,361
	Household Durables (2.1%)
20,160	Gafisa SA (ADR) (Brazil)	244,138
513	NVR, Inc. (a)	336,030
		580,168

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

NUMBER OF SHARES		VALUE
	Information Technology Services (1.6%)
31,036	Redecard SA (Brazil)	$431,925
	Internet & Catalog Retail (3.6%)
3,933	NetFlix, Inc. (a)	427,321
3,156	Priceline.com, Inc. (a)	557,160
		984,481
	Internet Software & Services (4.2%)
13,153	Akamai Technologies, Inc. (a)	533,617
194,000	Alibaba.com Ltd. (Cayman Islands) (e)	382,879
2,818	Equinix, Inc. (a)	228,878
		1,145,374
	Life Sciences Tools & Services (4.4%)
18,107	Illumina, Inc. (a)	788,198
7,281	Techne Corp.	418,293
		1,206,491
	Machinery (1.0%)
3,136	Schindler Holding AG (Switzerland)	263,689
	Media (3.3%)
9,131	Discovery Communications, Inc. Ser C (a)	282,422
26,887	Groupe Aeroplan, Inc. (Canada)	223,774
9,499	Morningstar, Inc. (a)	403,898
		910,094
	Multiline Retail (0.6%)
2,676	Sears Holdings Corp. (a)	173,003
	Oil, Gas & Consumable Fuels (5.2%)
7,146	Petrohawk Energy Corp. (a)	121,268
12,614	Range Resources Corp.	506,452
18,348	Ultra Petroleum Corp. (Canada) (a)	811,899
		1,439,619

NUMBER OF SHARES		VALUE
	Professional Services (6.8%)
7,747	Corporate Executive Board Co. (The)	$203,513
6,100	IHS, Inc. (Class A) (a)	356,362
26,434	Intertek Group PLC (United Kingdom)	565,357
25,193	Verisk Analytics, Inc. (Class A) (a)	753,271
		1,878,503
	Software (8.7%)
12,491	Autodesk, Inc. (a)	304,281
15,170	Red Hat, Inc. (a)	439,020
6,817	Rovi Corp. (a)	258,432
9,656	Salesforce.com, Inc. (a)	828,678
16,004	Solera Holdings, Inc.	579,345
		2,409,756
	Trading Companies & Distributors (1.6%)
8,764	Fastenal Co.	439,865
	Wireless Telecommunication Services (0.9%)
3,094	Millicom International Cellular SA (Luxembourg)	250,831
	Total Common Stocks (Cost $27,695,137)	25,830,616
	Convertible Preferred Stock (0.6%)
	Alternative Energy
56,056	Better Place, LLC (Cost $168,168) (b)(f)	168,168

See Notes to Financial Statements

Mid Cap Growth

Portfolio of Investments ■ June 30, 2010 (unaudited) continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (4.2%)
	Investment Company
1,149	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $1,149,316)	$1,149,316
Total Investments (Cost $29,012,621) (g)(h)	98.4%	27,148,100
Other Assets in Excess of Liabilities	1.6	440,452
Net Assets	100.0%	$27,588,552

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  At June 30, 2010, the Portfolio held $483,090 of fair valued securities, representing 1.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (c)  Illiquid security.

  (d)  Super voting rights at a ratio of 10:1.

  (e)  Security trades on the Hong Kong exchange.

  (f)  Illiquid security. Resale is restricted to qualified institutional investors.

  (g)  The market value and percentage of total investments, $2,473,296 and 9.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1A within the Notes to the Financial Statements.

  (h)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,924,896 and the aggregate gross unrealized depreciation is $4,789,417 resulting in net unrealized depreciation of $1,864,521.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2010:

CONTRACTS TO DELIVER	IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
$15,216	CHF	16,550	07/01/10	$139
52,042	CHF	56,235	07/02/10	131
17,632	CHF	18,993	07/02/10	(11)
Net Unrealized Appreciation				$259

Currency Abbreviations:

CHF  Swiss Franc.

See Notes to Financial Statements

Mid Cap Growth

Summary of Investments ■ June 30, 2010 (unaudited) continued

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Hotels, Restaurants & Leisure	$2,749,361	10.1%
Software	2,409,756	8.9
Professional Services	1,878,503	6.9
Diversified Financial Services	1,775,435	6.6
Oil, Gas & Consumable Fuels	1,439,619	5.3
Health Care Equipment & Supplies	1,308,589	4.8
Life Sciences Tools & Services	1,206,491	4.5
Investment Company	1,149,316	4.2
Internet Software & Services	1,145,374	4.2
Internet & Catalog Retail	984,481	3.6
Commercial Services & Supplies	971,709	3.6
Air Freight & Logistics	922,191	3.4
Media	910,094	3.4
Distributors	878,227	3.2
Chemicals	847,503	3.1
Capital Markets	824,090	3.0

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Diversified Consumer Services	$805,678		3.0%
Food Products	735,661		2.7
Computers & Peripherals	724,083		2.7
Household Durables	580,168		2.1
Construction Materials	565,340		2.1
Trading Companies & Distributors	439,865		1.6
Information Technology Services	431,925		1.6
Biotechnology	314,922		1.2
Beverages	294,028		1.1
Machinery	263,689		1.0
Wireless Telecommunication Services	250,831		0.9
Multiline Retail	173,003		0.6
Alternative Energy	168,168		0.6
	$27,148,100	^	100.0%

^  Does not include open forward foreign currency contracts with net unrealized appreciation of $259.

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Financial Statements

Statements of Assets and Liabilities
June 30, 2010 (unaudited)

	Money Market		Flexible Income	Global Infrastructure		Capital Growth
Assets:
Investments in securities, at value*	$120,464,365	(1)	$27,993,931	$27,562,634		$23,326,083
Investment in affiliates, at value**	—		802,892	246,699		1,454,645
Unrealized appreciation on open swap contracts	—		14,908	—		—
Unrealized appreciation on open forward foreign currency contracts	—		—	—		—
Cash	5,394		4,553 (2)	27,037	(2)	—
Receivable for:
Investments sold	—		307,677	—		—
Interest	22,842		408,580	—		—
Dividends	—		—	177,238		11,285
Shares of beneficial interest sold	18,188		46,569	—		4,727
Foreign withholding taxes reclaimed	—		427	13,577		3,373
Interest and dividends from affiliates	—		3,359	31		152
Periodic interest on open swap contracts	—		936	—		—
Swap contracts termination	—		16,012	—		—
Prepaid expenses and other assets	11,224		8,819	13,289		10,455
Total Assets	120,522,013		29,608,663	28,040,505		24,810,720
Liabilities:
Unrealized depreciation on open swap contracts	—		421,529	—		—
Unrealized depreciation on open forward foreign currency contracts	—		473	—		—
Payable for:
Investments purchased	—		308,077	—		—
Shares of beneficial interest redeemed	137,173		9,850	7,342		8,730
Investment advisory fee	18,722		8,217	14,705		11,852
Periodic interest on open swap contracts	—		25,250	—		—
Administration fee	5,515		2,068	2,072		1,929
Distribution fee	—		3,492	1,881		3,578
Variation margin	—		7,550	—		—
Premium received on open swap contracts	—		5,251	—		—
Transfer agent fee	250		250	250		250
Accrued expenses and other payables	48,067		49,500	65,722		30,454
Total Liabilities	209,727		841,507	91,972		56,793
Net Assets	$120,312,286		$28,767,156	$27,948,533		$24,753,927
Composition of Net Assets:
Paid-in-capital	$120,308,693		$57,196,683	$28,074,755		$42,630,859
Net unrealized appreciation (depreciation)	—		(87,754)	(2,194,768)		794,417
Accumulated undistributed net investment income (net investment loss)	3,482		323,216	226,097		(38,938)
Accumulated net realized gain (loss)	111		(28,664,989)	1,842,449		(18,632,411)
Net Assets	$120,312,286		$28,767,156	$27,948,533		$24,753,927
* Cost	$120,464,365		$27,684,301	$29,758,550		$22,531,595
** Affiliated Cost	$—		$772,529	$246,699		$1,454,645
Class X Shares:
Net Assets	$37,633,156		$13,186,169	$19,789,237		$10,001,312
Shares Outstanding (unlimited shares authorized, $.01 par value)	37,632,295		2,237,781	1,075,354		560,046
Net Asset Value Per Share	$1.00		$5.89	$18.40		$17.86
Class Y Shares:
Net Assets	$82,679,130		$15,580,987	$8,159,296		$14,752,615
Shares Outstanding (unlimited shares authorized, $.01 par value)	82,676,398		2,657,531	443,726		841,400
Net Asset Value Per Share	$1.00		$5.86	$18.39		$17.53

(1)  Including repurchase agreements of $40,978,000.

(2)  Including foreign currency valued at $4,271, $27,037 and $2,942, respectively with a cost of $4,291, $27,002 and $2,684, respectively.

See Notes to Financial Statements

	Focus Growth	Capital Opportunities	Mid Cap Growth
Assets:
Investments in securities, at value*	$73,264,926	$18,164,655	$25,998,784
Investment in affiliates, at value**	4,532,455	274,917	1,149,316
Unrealized appreciation on open swap contracts	—	—	—
Unrealized appreciation on open forward foreign currency contracts	—	—	270
Cash	—	—	1,982 (2)
Receivable for:
Investments sold	—	216,130	722,374
Interest	—	—	—
Dividends	27,746	2,893	9,786
Shares of beneficial interest sold	297	232	—
Foreign withholding taxes reclaimed	—	—	—
Interest and dividends from affiliates	498	32	180
Periodic interest on open swap contracts	—	—	—
Swap contracts termination	—	—	—
Prepaid expenses and other assets	15,649	9,773	8,213
Total Assets	77,841,571	18,668,632	27,890,905
Liabilities:
Unrealized depreciation on open swap contracts	—	—	—
Unrealized depreciation on open forward foreign currency contracts	—	—	11
Payable for:
Investments purchased	—	—	202,391
Shares of beneficial interest redeemed	2,408	10,171	49,977
Investment advisory fee	40,900	12,087	10,964
Periodic interest on open swap contracts	—	—	—
Administration fee	6,059	1,451	2,126
Distribution fee	4,619	2,567	1,930
Variation margin	—	—	—
Premium received on open swap contracts	—	—	—
Transfer agent fee	250	250	250
Accrued expenses and other payables	49,380	43,039	34,704
Total Liabilities	103,616	69,565	302,353
Net Assets	$77,737,955	$18,599,067	$27,588,552
Composition of Net Assets:
Paid-in-capital	$156,479,052	$75,806,130	$40,650,365
Net unrealized appreciation (depreciation)	948,578	1,506,317	(1,864,977)
Accumulated undistributed net investment income (net investment loss)	(169,884)	(69,338)	(22,635)
Accumulated net realized gain (loss)	(79,519,791)	(58,644,042)	(11,174,201)
Net Assets	$77,737,955	$18,599,067	$27,588,552
* Cost	$72,316,348	$16,658,332	$27,863,305
** Affiliated Cost	$4,532,455	$274,917	$1,149,316
Class X Shares:
Net Assets	$58,803,409	$8,064,293	$19,513,578
Shares Outstanding (unlimited shares authorized, $.01 par value)	3,541,101	673,233	724,400
Net Asset Value Per Share	$16.61	$11.98	$26.94
Class Y Shares:
Net Assets	$18,934,546	$10,534,774	$8,074,974
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,153,465	902,015	305,378
Net Asset Value Per Share	$16.42	$11.68	$26.44

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Operations
For the six months ended June 30, 2010 (unaudited)

	Money Market	Flexible Income	Global Infrastructure	Capital Growth
Net Investment Income:
Income
Dividends†	—	$2,890	$613,236	$125,988
Interest†	$156,630	555,860	—	—
Interest and dividends from affiliates	—	8,400	316	395
Total Income	156,630	567,150	613,552	126,383
†Net of foreign withholding taxes	—	387	39,650	5,425
Expenses
Investment advisory fee	285,352	46,802	90,434	69,926
Administration fee	31,706	11,700	12,692	11,188
Distribution fee (Class Y shares)	110,722	19,718	11,568	20,839
Professional fees	20,917	37,380	12,135	19,731
Shareholder reports and notices	16,849	3,344	8,408	5,863
Custodian fees	2,836	3,859	29,892	3,666
Trustees' fees and expenses	2,157	670	700	630
Transfer agent fees and expenses	250	250	250	250
Other	7,173	17,324	9,466	6,475
Total Expenses	477,962	141,047	175,545	138,568
Less: amounts waived	(327,671)	—	—	—
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	—	(322)	(275)	(337)
Net Expenses	150,291	140,725	175,270	138,231
Net Investment Income (Loss)	6,339	426,425	438,282	(11,848)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	111	(1,154,559)	2,370,871	1,174,454
Futures contracts	—	(17,990)	—	—
Swap contracts	—	(101,096)	—	—
Options written	—	—	(8,037)	—
Forward foreign currency contracts	—	(3,047)	(43,197)	(600)
Foreign currency translation	—	1,183	15,394	(4,179)
Net Realized Gain (Loss)	111	(1,275,509)	2,335,031	1,169,675
Change in Unrealized Appreciation/Depreciation on:
Investments	—	2,249,189	(6,854,898)	(2,500,988)
Investments in affiliates	—	9,275	—	—
Futures contracts	—	(142,793)	—	—
Swap contracts	—	(256,321)	—	—
Options written	—	—	9,657	—
Forward foreign currency contracts	—	(1,166)	(23,217)	—
Foreign currency translation	—	(61)	(2,908)	(103)
Net Change in Unrealized Appreciation/Depreciation	—	1,858,123	(6,871,366)	(2,501,091)
Net Gain (Loss)	111	582,614	(4,536,335)	(1,331,416)
Net Increase (Decrease)	$6,450	$1,009,039	$(4,098,053)	$(1,343,264)

See Notes to Financial Statements

	Focus Growth	Capital Opportunities	Mid Cap Growth
Net Investment Income:
Income
Dividends†	$303,032	$74,709	$121,183
Interest†	—	—	—
Interest and dividends from affiliates	818	400	610
Total Income	303,850	75,109	121,793
†Net of foreign withholding taxes	11,974	1,895	4,243
Expenses
Investment advisory fee	235,966	69,996	62,283
Administration fee	34,637	8,358	11,863
Distribution fee (Class Y shares)	26,463	14,800	10,672
Professional fees	21,594	16,065	19,158
Shareholder reports and notices	18,939	1,724	9,085
Custodian fees	6,015	2,611	6,504
Trustees' fees and expenses	1,394	543	783
Transfer agent fees and expenses	250	250	250
Other	5,708	5,566	5,868
Total Expenses	350,966	119,913	126,466
Less: amounts waived	—	—	—
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(705)	(396)	(552)
Net Expenses	350,261	119,517	125,914
Net Investment Income (Loss)	(46,411)	(44,408)	(4,121)
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	3,767,661	1,262,555	2,170,700
Futures contracts	—	—	—
Swap contracts	—	—	—
Options written	—	—	—
Forward foreign currency contracts	3,645	964	4,650
Foreign currency translation	(27,593)	(1,953)	(8,799)
Net Realized Gain (Loss)	3,743,713	1,261,566	2,166,551
Change in Unrealized Appreciation/Depreciation on:
Investments	(8,178,055)	(2,891,268)	(1,680,879)
Investments in affiliates	—	—	—
Futures contracts	—	—	—
Swap contracts	—	—	—
Options written	—	—	—
Forward foreign currency contracts	—	—	259
Foreign currency translation	(68)	(25)	(733)
Net Change in Unrealized Appreciation/Depreciation	(8,178,123)	(2,891,293)	(1,681,353)
Net Gain (Loss)	(4,434,410)	(1,629,727)	485,198
Net Increase (Decrease)	$(4,480,821)	$(1,674,135)	$481,077

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Money Market		Flexible Income		Global Infrastructure
	For The Six Months Ended June 30, 2010	For The Year Ended December 31, 2009	For The Six Months Ended June 30, 2010	For The Year Ended December 31, 2009	For The Six Months Ended June 30, 2010	For The Year Ended December 31, 2009
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$6,339	$31,169	$426,425	$1,648,525	$438,282	$896,923
Net realized gain (loss)	111	3,679	(1,275,509)	(2,725,228)	2,335,031	1,937,269
Net change in unrealized appreciation/depreciation	—	—	1,858,123	6,510,732	(6,871,366)	2,606,306
Net Increase (Decrease)	6,450	34,848	1,009,039	5,434,029	(4,098,053)	5,440,498
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	(1,913)	(10,917)	(837,953)	(1,003,665)	(542,665)	(820,899)
Class Y shares	(4,440)	(20,411)	(947,382)	(1,132,621)	(198,117)	(310,320)
Net realized gain
Class X shares	—	—	—	—	(992,834)	—
Class Y shares	—	—	—	—	(407,171)	—
Total Dividends and Distributions	(6,353)	(31,328)	(1,785,335)	(2,136,286)	(2,140,787)	(1,131,219)
Net decrease from transactions in shares of beneficial interest	(21,474,014)	(74,002,763)	(737,330)	(3,417,770)	(1,098,073)	(6,206,557)
Net Increase (Decrease)	(21,473,917)	(73,999,243)	(1,513,626)	(120,027)	(7,336,913)	(1,897,278)
Net Assets:
Beginning of period	141,786,203	215,785,446	30,280,782	30,400,809	35,285,446	37,182,724
End of Period	$120,312,286	$141,786,203	$28,767,156	$30,280,782	$27,948,533	$35,285,446
Accumulated Undistributed Net Investment Income (Net Investment Loss)	$3,482	$3,496	$323,216	$1,682,126	$226,097	$528,597

See Notes to Financial Statements

	Capital Growth		Focus Growth
	For The Six Months Ended June 30, 2010	For The Year Ended December 31, 2009	For The Six Months Ended June 30, 2010	For The Year Ended December 31, 2009
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(11,848)	$(10,641)	$(46,411)	$37,227
Net realized gain (loss)	1,169,675	581,297	3,743,713	(623,054)
Net change in unrealized appreciation/depreciation	(2,501,091)	12,096,576	(8,178,123)	41,344,950
Net Increase (Decrease)	(1,343,264)	12,667,232	(4,480,821)	40,759,123
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	—	—	(32,428)	(70,533)
Class Y shares	—	—	—	—
Net realized gain
Class X shares	—	—	—	—
Class Y shares	—	—	—	—
Total Dividends and Distributions	—	—	(32,428)	(70,533)
Net decrease from transactions in shares of beneficial interest	(3,514,386)	(4,628,983)	(7,728,292)	(13,636,540)
Net Increase (Decrease)	(4,857,650)	8,038,249	(12,241,541)	27,052,050
Net Assets:
Beginning of period	29,611,577	21,573,328	89,979,496	62,927,446
End of Period	$24,753,927	$29,611,577	$77,737,955	$89,979,496
Accumulated Undistributed Net Investment Income (Net Investment Loss)	$(38,938)	$(27,090)	$(169,884)	$(91,045)

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued

	Capital Opportunities		Mid Cap Growth
	For The Six Months Ended June 30, 2010	For The Year Ended December 31, 2009	For The Six Months Ended June 30, 2010	For The Year Ended December 31, 2009
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(44,408)	$(69,602)	$(4,121)	$13,617
Net realized gain (loss)	1,261,566	(69,171)	2,166,551	(192,181)
Net change in unrealized appreciation/depreciation	(2,891,293)	9,763,648	(1,681,353)	11,842,434
Net Increase (Decrease)	(1,674,135)	9,624,875	481,077	11,663,870
Dividends and Distributions to Shareholders from:
Net investment income
Class X shares	—	—	(29,522)	—
Class Y shares	—	—	—	—
Net realized gain
Class X shares	—	—	—	—
Class Y shares	—	—	—	—
Total Dividends and Distributions	—	—	(29,522)	—
Net decrease from transactions in shares of beneficial interest	(1,782,626)	(2,884,300)	(2,440,005)	(3,578,703)
Net Increase (Decrease)	(3,456,761)	6,740,575	(1,988,450)	8,085,167
Net Assets:
Beginning of period	22,055,828	15,315,253	29,577,002	21,491,835
End of Period	$18,599,067	$22,055,828	$27,588,552	$29,577,002
Accumulated Undistributed Net Investment Income (Net Investment Loss)	$(69,338)	$(24,930)	$(22,635)	$11,008

See Notes to Financial Statements

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Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Money Market		Flexible Income		Global Infrastructure
	For The Six Months Ended June 30, 2010	For The Year Ended December 31, 2009	For The Six Months Ended June 30, 2010	For The Year Ended December 31, 2009	For The Six Months Ended June 30, 2010	For The Year Ended December 31, 2009
	(unaudited)		(unaudited)		(unaudited)
Class X Shares
Shares
Sold	4,017,416	23,532,252	38,184	122,598	10,384	40,541
Reinvestment of dividends and distributions	1,913	10,917	144,226	181,167	83,678	42,358
Redeemed	(7,157,339)	(24,962,965)	(235,321)	(713,172)	(118,799)	(308,662)
Net Decrease - Class X	(3,138,010)	(1,419,796)	(52,911)	(409,407)	(24,737)	(225,763)
Amount
Sold	$4,017,416	$23,532,252	$234,749	$702,112	$228,198	$802,001
Reinvestment of dividends and distributions	1,913	10,917	837,953	1,003,665	1,535,499	820,899
Redeemed	(7,157,339)	(24,962,965)	(1,446,858)	(4,093,617)	(2,500,288)	(6,042,158)
Net Decrease - Class X	$(3,138,010)	$(1,419,796)	$(374,156)	$(2,387,840)	$(736,591)	$(4,419,258)
Class Y Shares
Shares
Sold	10,821,498	21,918,415	92,377	281,684	9,732	27,618
Reinvestment of dividends and distributions	4,440	20,411	163,907	205,557	33,004	16,029
Redeemed	(29,161,942)	(94,521,793)	(306,193)	(662,492)	(55,652)	(137,348)
Net Decrease - Class Y	(18,336,004)	(72,582,967)	(49,909)	(175,251)	(12,916)	(93,701)
Amount
Sold	$10,821,498	$21,918,415	$562,950	$1,600,793	$217,077	$544,472
Reinvestment of dividends and distributions	4,440	20,411	947,382	1,132,621	605,288	310,320
Redeemed	(29,161,942)	(94,521,793)	(1,873,506)	(3,763,344)	(1,183,847)	(2,642,091)
Net Decrease - Class Y	$(18,336,004)	$(72,582,967)	$(363,174)	$(1,029,930)	$(361,482)	$(1,787,299)

See Notes to Financial Statements

	Capital Growth		Focus Growth
	For The Six Months Ended June 30, 2010	For The Year Ended December 31, 2009	For The Six Months Ended June 30, 2010	For The Year Ended December 31, 2009
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	2,153	31,329	3,532	46,132
Reinvestment of dividends and distributions	—	—	1,816	5,295
Redeemed	(64,917)	(167,913)	(325,610)	(943,893)
Net Decrease - Class X	(62,764)	(136,584)	(320,262)	(892,466)
Amount
Sold	$41,933	$474,904	$62,744	$680,683
Reinvestment of dividends and distributions	—	—	32,428	70,533
Redeemed	(1,246,593)	(2,353,678)	(5,842,262)	(12,485,193)
Net Decrease - Class X	$(1,204,660)	$(1,878,774)	$(5,747,090)	$(11,733,977)
Class Y Shares
Shares
Sold	16,585	105,217	13,871	125,006
Reinvestment of dividends and distributions	—	—	—	—
Redeemed	(138,570)	(299,590)	(127,226)	(257,529)
Net Decrease - Class Y	(121,985)	(194,373)	(113,355)	(132,523)
Amount
Sold	$303,562	$1,488,379	$241,625	$1,546,171
Reinvestment of dividends and distributions	—	—	—	—
Redeemed	(2,613,288)	(4,238,588)	(2,222,827)	(3,448,734)
Net Decrease - Class Y	$(2,309,726)	$(2,750,209)	$(1,981,202)	$(1,902,563)

Morgan Stanley Select Dimensions Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Capital Opportunities		Mid Cap Growth
	For The Six Months Ended June 30, 2010	For The Year Ended December 31, 2009	For The Six Months Ended June 30, 2010	For The Year Ended December 31, 2009
	(unaudited)		(unaudited)
Class X Shares
Shares
Sold	3,883	41,405	2,562	12,864
Reinvestment of dividends and distributions	—	—	1,037	—
Redeemed	(66,863)	(183,294)	(78,893)	(177,705)
Net Decrease - Class X	(62,980)	(141,889)	(75,294)	(164,841)
Amount
Sold	$51,329	$465,679	$70,798	$271,252
Reinvestment of dividends and distributions	—	—	29,522	—
Redeemed	(868,408)	(1,852,397)	(2,220,570)	(3,567,865)
Net Decrease - Class X	$(817,079)	$(1,386,718)	$(2,120,250)	$(3,296,613)
Class Y Shares
Shares
Sold	29,147	144,491	24,271	51,866
Reinvestment of dividends and distributions	—	—	—	—
Redeemed	(105,441)	(306,112)	(34,971)	(70,409)
Net Decrease - Class Y	(76,294)	(161,621)	(10,700)	(18,543)
Amount
Sold	$365,728	$1,449,714	$654,462	$1,151,962
Reinvestment of dividends and distributions	—	—	—	—
Redeemed	(1,331,275)	(2,947,296)	(974,217)	(1,434,052)
Net Decrease - Class Y	$(965,547)	$(1,497,582)	$(319,755)	$(282,090)

See Notes to Financial Statements

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2010 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Select Dimensions Investment Series (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "Act"), as a diversified (except Focus Growth is non-diversified, effective August 8, 2007), open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer. The Fund, which consists of 7 separate portfolios ("Portfolios"), was organized on June 2, 1994, as a Massachusetts business trust and commenced operations on November 9, 1994, with the exception of Capital Opportunities which commenced operations on January 21, 1997.

On July 24, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after July 24, 2000.

The investment objectives of each Portfolio are as follows:

PORTFOLIO	INVESTMENT OBJECTIVE
Money Market	Seeks high current income, preservation of capital and liquidity.

Flexible Income	Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective.

Global Infrastructure	Seeks both capital appreciation and current income.

Capital Growth	Seeks long-term capital growth.

Focus Growth	Seeks long-term capital growth.

Capital Opportunities	Seeks long-term capital growth.

Mid Cap Growth	Seeks long-term capital growth.

On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley Investment Management (the "Transaction"). In contemplation of the Transaction, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the "Reorganization") with respect to the Balanced, Dividend Growth and Equally-Weighted S&P 500 Portfolios (each a "affected Portfolio"), pursuant to which substantially all of the assets of each affected Portfolio would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Fund"). On May 11, 2010, the Reorganization was approved by the shareholders of each affected Portfolio at a special meeting of

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2010 (unaudited) continued

shareholders. On June 1, 2010, the Reorganization was completed and shareholders of each affected Portfolio received shares of the New Fund in exchange for their shares of each affected Portfolio. Accordingly, the financial statements of each affected Portfolio are no longer contained in this report but may be found in the report of their corresponding New Funds.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Money Market: Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited or Morgan Stanley Investment Management Company (each, a "Sub-Adviser"), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside

Morgan Stanley Select Dimensions Investment Series

Notes to Financial Statements ■ June 30, 2010 (unaudited) continued

pricing service approved by the Fund's Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Repurchase Agreements — The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily, to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker: cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Swaps — Certain Portfolios may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits of underlying issue in which the

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Portfolio may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

The Portfolio accrues for the periodic fees on credit default swaps on a daily basis as earned with the net amount accrued recorded within realized gains/losses on swap contracts on the Statements of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statements of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statements of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Portfolio had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

Certain Portfolios may also enter into interest rate swaps and asset swaps (where parties combine the purchase or sale of a bond/note with an interest rate swap) primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. These are contractual

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agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. They generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Portfolio will usually enter into them on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or date specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within realized gains/losses on swap contracts on the Statements of Operations. Risk may arise as a result of the potential inability of the counterparties to meet the terms of the contracts.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Portfolio with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Portfolio has an unrealized loss on a swap contract, the Portfolio has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Portfolio pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

G. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statements of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security, which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

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When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

H. Treasury Inflation-Protected Securities — Certain Portfolios may invest in Treasury Inflation-Protected Securities ("TIPS"), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Portfolio's distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

I. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on forward contracts and foreign currency translations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

J. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The

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Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statements of Operations. Each of the tax years filed in the four-year period ended December 31, 2009 remains subject to examination by taxing authorities.

K. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to its shareholders on the ex-dividend date.

L. Expenses — Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

M. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

N. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statements of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.

O. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between

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(1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of June 30, 2010 in valuing the Fund's investments carried at fair value:

		Fair Value Measurements at June 30, 2010 Using
Investment Type	Total	Unadjusted Quoted Prices In Active Market for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money Market
Short-Term Investments
Repurchase Agreements	$40,978,000	—	$40,978,000	—
Commercial Paper	40,487,738	—	40,487,738	—
Floating Rate Notes — Corporate	15,000,000	—	15,000,000	—

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		Fair Value Measurements at June 30, 2010 Using
Investment Type	Total	Unadjusted Quoted Prices In Active Market for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Floating Rate Notes — U.S. Government Agency	$8,998,627	—	$8,998,627	—
Certificates of Deposit	15,000,000	—	15,000,000	—
Total	$120,464,365	—	$120,464,365	—
Flexible Income
Assets
Common Stocks
Communications Equipment	$1,037	$1,025	—	$12
Diversified Telecommunication Services	73	—	$73	—
Electric Utilities	145	145	—	—
Textile — Apparel	0	—	—	0
Wireless Telecommunication Services	594	594	—	—
Total Common Stocks	1,849	1,764	73	12
Preferred Stock	63,737	—	63,737	—
Asset-Backed Securities	245,415	—	245,415	—
Collateralized Mortgage Obligations	1,550,285	—	1,550,285	—
Corporate Bonds	13,428,222	—	13,428,222	0
Foreign Government & Corporate Bonds	5,851,599	—	5,851,599	—
U.S. Government Agencies — Mortgage-Backed Securities	237,521	—	237,521	—
Municipal Bonds	298,921	—	298,921	—
U.S. Government Agencies & Obligations	6,365,764	—	6,365,764	—
Short-Term Investments
U.S. Government Obligations	229,927	—	229,927	—
Investment Company	523,583	523,583	—	—
Total Short-Term Investments	753,510	523,583	229,927	—
Futures	109,437	109,437	—	—
Zero Coupon Swaps	14,908	—	14,908	—
Total	$28,921,168	$634,784	$28,286,372	$12
Liabilities
Credit Default Swaps	$(15,220)	—	$(15,220)	—
Forward Foreign Currency Contracts	(473)	—	(473)	—
Futures	(130,029)	$(130,029)	—	—
Interest Rate Swaps	(113,303)	—	(113,303)	—
Zero Coupon Swaps	(293,006)	—	(293,006)	—
Total	$(552,031)	$(130,029)	$(422,002)	—

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		Fair Value Measurements at June 30, 2010 Using
Investment Type	Total	Unadjusted Quoted Prices In Active Market for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Global Infrastructure
Common Stocks
Airports	$1,438,346	$370,199	$1,068,147	—
Communications	4,756,259	3,512,367	1,243,892	—
Diversified	1,412,095	872,376	539,719	—
Oil & Gas Storage & Transportation	10,116,733	6,996,774	3,119,959	—
Ports	416,685	67,643	349,042	—
Toll Roads	2,991,955	—	2,991,955	—
Transmission & Distribution	4,961,359	2,281,664	2,679,695	—
Water	1,469,202	402,919	1,066,283	—
Total Common Stocks	27,562,634	14,503,942	13,058,692	—
Short-Term Investment
Investment Company	246,699	246,699	—	—
Total	$27,809,333	$14,750,641	$13,058,692	—
Capital Growth
Common Stocks
Air Freight & Logistics	$746,752	$746,752	—	—
Capital Markets	272,455	272,455	—	—
Chemicals	584,868	584,868	—	—
Communications Equipment	626,614	626,614	—	—
Computers & Peripherals	2,401,227	2,401,227	—	—
Construction Materials	485,192	485,192	—	—
Consumer Finance	507,961	507,961	—	—
Distributors	707,291	—	$707,291	—
Diversified Financial Services	1,262,452	1,262,452	—	—
Electrical Equipment	112,919	112,919	—	—
Food Products	658,226	658,226	—	—
Health Care Equipment & Supplies	899,273	899,273	—	—
Hotels, Restaurants & Leisure	2,080,033	1,737,532	342,501	—
Information Technology Services	1,325,768	1,325,768	—	—
Insurance	837,986	837,986	—	—
Internet & Catalog Retail	1,426,826	1,426,826	—	—
Internet Software & Services	3,173,955	2,469,815	704,140	—
Life Sciences Tools & Services	610,813	610,813	—	—
Multiline Retail	177,464	177,464	—	—

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		Fair Value Measurements at June 30, 2010 Using
Investment Type	Total	Unadjusted Quoted Prices In Active Market for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Oil, Gas & Consumable Fuels	$1,086,232	$1,086,232	—		—
Pharmaceuticals	295,728	295,728	—		—
Professional Services	505,037	163,058		$341,979	—
Real Estate Management & Development	853,611	853,611	—		—
Software	1,152,167	1,152,167	—		—
Wireless Telecommunication Services	371,973	371,973	—		—
Total Common Stocks	23,162,823	21,066,912	2,095,911		—
Convertible Preferred Stock	163,260	—	—		$163,260
Short-Term Investment
Investment Company	1,454,645	1,454,645	—		—
Total	$24,780,728	$22,521,557	$2,095,911		$163,260
Focus Growth
Common Stocks
Air Freight & Logistics	$1,756,248	$1,756,248	—		—
Chemicals	2,372,889	2,372,889	—		—
Communications Equipment	1,335,784	1,335,784	—		—
Computers & Peripherals	9,588,605	9,588,605	—		—
Consumer Finance	2,064,360	2,064,360	—		—
Distributors	2,856,023	—	$2,856,023		—
Diversified Financial Services	7,073,807	7,073,807	—		—
Food Products	2,491,114	2,491,114	—		—
Hotels, Restaurants & Leisure	6,530,858	5,237,548	1,293,310		—
Information Technology Services	3,310,817	3,310,817	—		—
Insurance	2,084,451	2,084,451	—		—
Internet & Catalog Retail	5,795,369	5,795,369	—		—
Internet Software & Services	12,694,324	9,836,537	2,857,787		—
Life Sciences Tools & Services	2,481,689	2,481,689	—		—
Oil, Gas & Consumable Fuels	4,516,111	4,516,111	—		—
Real Estate Management & Development	3,470,519	3,470,519	—		—
Software	2,341,513	2,341,513	—		—
Total Common Stocks	72,764,481	65,757,361	7,007,120		—
Convertible Preferred Stock	500,445	—	—		$500,445
Short-Term Investment
Investment Company	4,532,455	4,532,455	—		—
Total	$77,797,381	$70,289,816	$7,007,120		$500,445

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		Fair Value Measurements at June 30, 2010 Using
Investment Type	Total	Unadjusted Quoted Prices In Active Market for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Capital Opportunities
Common Stocks
Air Freight & Logistics	$439,174	$439,174	—	—
Capital Markets	599,257	599,257	—	—
Chemicals	493,676	493,676	—	—
Computers & Peripherals	2,089,724	2,089,724	—	—
Distributors	747,463	—	$747,463	—
Diversified Financial Services	1,270,779	1,270,779	—	—
Food Products	510,322	510,322	—	—
Health Care Technology	367,257	367,257	—	—
Hotels, Restaurants & Leisure	1,949,415	1,685,077	264,338	—
Information Technology Services	1,035,084	1,035,084	—	—
Internet & Catalog Retail	1,208,634	1,208,634	—	—
Internet Software & Services	2,300,547	1,670,614	629,933	—
Life Sciences Tools & Services	1,137,629	1,137,629	—	—
Oil, Gas & Consumable Fuels	1,155,200	1,155,200	—	—
Professional Services	1,083,956	1,083,956	—	—
Real Estate Management & Development	731,893	731,893	—	—
Semiconductors & Semiconductor Equipment	348,173	348,173	—	—
Software	575,680	575,680	—	—
Total Common Stocks	18,043,863	16,402,129	1,641,734	—
Convertible Preferred Stock	120,792	—	—	$120,792
Short-Term Investment
Investment Company	274,917	274,917	—	—
Total	$18,439,572	$16,677,046	$1,641,734	$120,792

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		Fair Value Measurements at June 30, 2010 Using
Investment Type	Total	Unadjusted Quoted Prices in Active Market for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Mid Cap Growth
Assets
Common Stocks
Air Freight & Logistics	$922,191	$922,191	—	—
Beverages	294,028	294,028	—	—
Biotechnology	314,922	—	—	$314,922
Capital Markets	824,090	824,090	—	—
Chemicals	847,503	847,503	—	—
Commercial Services & Supplies	971,709	971,709	—	—
Computers & Peripherals	724,083	724,083	—	—
Construction Materials	565,340	565,340	—	—
Distributors	878,227	—	$878,227	—
Diversified Consumer Services	805,678	805,678	—	—
Diversified Financial Services	1,775,435	1,775,435	—	—
Food Products	735,661	735,661	—	—
Health Care Equipment & Supplies	1,308,589	1,308,589	—	—
Hotels, Restaurants & Leisure	2,749,361	2,366,217	383,144	—
Household Durables	580,168	580,168	—	—
Information Technology Services	431,925	431,925	—	—
Internet & Catalog Retail	984,481	984,481	—	—
Internet Software & Services	1,145,374	762,495	382,879	—
Life Sciences Tools & Services	1,206,491	1,206,491	—	—
Machinery	263,689	—	263,689	—
Media	910,094	910,094	—	—
Multiline Retail	173,003	173,003	—	—
Oil, Gas & Consumable Fuels	1,439,619	1,439,619	—	—
Professional Services	1,878,503	1,313,146	565,357	—
Software	2,409,756	2,409,756	—	—
Trading Companies & Distributors	439,865	439,865	—	—
Wireless Telecommunication Services	250,831	250,831	—	—
Total Common Stocks	25,830,616	23,042,398	2,473,296	314,922

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		Fair Value Measurements at June 30, 2010 Using
Investment Type	Total	Unadjusted Quoted Prices in Active Market for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Convertible Preferred Stock	$168,168	—	—	$168,168
Short-Term Investment
Investment Company	1,149,316	$1,149,316	—	—
Forward Foreign Currency Contracts	270	—	$270	—
Total	$27,148,370	$24,191,714	$2,473,566	$483,090
Liabilities
Forward Foreign Currency Contracts	$(11)	—	$(11)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Portfolios recognize transfers between the levels as of the end of the period. As of June 30, 2010, securities transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The values of the transfers were as follows:

Capital Growth	Focus Growth	Capital Opportunities	Mid Cap Growth
$925,180	$3,857,683	$790,151	$431,925

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Flexible Income	Capital Growth	Focus Growth	Capital Opportunities	Mid Cap Growth
Beginning Balance	$12	—	—	—	$322,608
Net purchases (sales)	—	$163,260	$500,445	$120,792	310,739
Amortization of discount	—	—	—	—	—
Transfers in	—	—	—	—	—
Transfers out	—	—	—	—	—
Change in unrealized appreciation/ depreciation	1,970,545	—	—	—	(150,257)
Realized gains (losses)	(1,970,545)	—	—	—	—
Ending Balance	$12	$163,260	$500,445	$120,792	$483,090
Net change in unrealized appreciation/ depreciation from investments still held as of June 30, 2010	—	—	—	—	$(150,257)

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3. Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund's foreign currency exposure or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by certain Portfolios.

Forward Foreign Currency Contracts Certain Portfolios may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The respective Portfolios bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

During the six months ended June 30, 2010, the value of forward foreign currency contracts open and closed were as follows:

PORTFOLIO	OPEN	CLOSE
Flexible Income	$586,794	$630,237
Global Infrastructure	35,026,155	40,258,889
Capital Growth	395,488	1,240,181
Focus Growth	2,108,340	2,776,154
Capital Opportunities	297,106	757,273
Mid Cap Growth	690,030	631,182

Futures Certain Portfolios may purchase and sell interest rate, Eurodollar and index futures ("futures contracts") to facilitate trading, increase or decrease the Portfolio's market exposure, seek higher investment returns or to seek to protect against a decline in the value of the Portfolio's securities or an increase in prices of securities that may be purchased. These futures involve elements of market risk in excess of the amount

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reflected in the Statements of Assets and Liabilities. The respective Portfolios bear the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Transactions in futures contracts for the six months ended June 30, 2010, were as follows:

Flexible Income:
NUMBER OF CONTRACTS
Futures, outstanding at beginning of the period	54
Futures opened	412
Futures closed	(329)
Futures, outstanding at end of the period	137

Options For hedging and investment purposes, certain Portfolios may engage in transactions in listed and over-the-counter options. Risks may arise from an imperfect correlation between the change in the market value of the securities held by the Portfolio and the price of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option.

Transactions in options for the six months ended June 30, 2010, were as follows:

Global Infrastructure:
	NUMBER OF CONTRACTS	PREMIUM
Options written, outstanding at beginning of period	244	$12,220
Options written	498	13,887
Options expired	(269)	(9,999)
Options closed	(473)	(16,108)
Options written, outstanding at end of period	—	—

Swaps Certain Portfolios may enter into interest rate swaps and asset swaps (where parties combine the purchase or sale of a bond/note with an interest rate swap) ("swaps") and may purchase or sell interest rate caps, floors and collars. The Portfolio expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Portfolio may also enter into these transactions to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

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Notes to Financial Statements ■ June 30, 2010 (unaudited) continued

Certain Portfolios may enter into credit default swaps for hedging purposes, to add leverage to its portfolio or to gain exposure to a credit in which the Portfolio may otherwise invest. Credit default swaps may involve greater risks than if the Portfolio had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Portfolio is a buyer and no credit event occurs, it will lose its investment. In addition, if the Portfolio is a seller and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Portfolio.

Transactions in swap contracts for the six months ended June 30, 2010, were as follows:

Flexible Income:
	NOTIONAL AMOUNT SEK (000'S)	NOTIONAL AMOUNT CAD (000'S)	NOTIONAL AMOUNT (000'S)
Swaps, outstanding at beginning of period	—	—	$15,825
Swaps opened	11,500	1,400	12,897
Swaps closed	(11,500)	—	(20,987)
Swaps, outstanding at end of period	—	1,400	$7,825

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2010.

PORTFOLIO	PRIMARY RISK EXPOSURE	ASSET DERIVATIVE BALANCE SHEET LOCATION	FAIR VALUE		LIABILITIES DERIVATIVE BALANCE SHEET LOCATION	FAIR VALUE
Flexible Income	Interest Rate	Variation margin	$109,437	†	Variation margin	$(130,029)†
	Risk	Unrealized appreciation on open swap contracts	14,908		Unrealized depreciation on open swap contracts	(406,309)
	Credit Risk	Unrealized appreciation on open swap contracts	—		Unrealized depreciation on open swap contracts	(15,220)
	Foreign Currency Risk	Unrealized appreciation on open forward foreign currency contracts	—		Unrealized depreciation on open forward foreign currency contracts	(473)
			$124,345			$(552,031)
Mid Cap Growth	Foreign Currency Risk	Unrealized appreciation on open forward foreign currency contracts	$270		Unrealized depreciation on open forward foreign currency contracts	$(11)

†  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

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Notes to Financial Statements ■ June 30, 2010 (unaudited) continued

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the six months ended June 30, 2010.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PORTFOLIO	PRIMARY RISK EXPOSURE	FUTURES	SWAPS	OPTIONS WRITTEN	FORWARD FOREIGN CURRENCY
Flexible Income	Interest Rate Risk	$(17,990)	$(86,979)	—	—
	Credit Risk	—	(14,117)	—	—
	Foreign Currency Risk	—	—	—	$(3,047)
	Total	$(17,990)	$(101,096)	—	$(3,047)
Global Infrastructure	Foreign Currency Risk	—	—	—	$(43,197)
	Equity Risk	—	—	$(8,037)	—
	Total	—	—	$(8,037)	$(43,197)
Capital Growth	Foreign Currency Risk	—	—	—	$(600)
Focus Growth	Foreign Currency Risk	—	—	—	$3,645
Capital Opportunities	Foreign Currency Risk	—	—	—	$964
Mid Cap Growth	Foreign Currency Risk	—	—	—	$4,650

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS

PORTFOLIO	PRIMARY RISK EXPOSURE	FUTURES	SWAPS	OPTIONS WRITTEN	FORWARD FOREIGN CURRENCY
Flexible Income	Interest Rate Risk	$(142,793)	$(264,623)	—	—
	Credit Risk	—	8,302	—	—
	Foreign Currency Risk	—	—	—	$(1,166)
	Total	$(142,793)	$(256,321)	—	$(1,166)
Global Infrastructure	Equity Risk	—	—	$9,657	—
	Foreign Currency Risk	—	—	—	$(23,217)
	Total	—	—	$9,657	$(23,217)
Mid Cap Growth	Foreign Currency Risk	—	—	—	$259

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Notes to Financial Statements ■ June 30, 2010 (unaudited) continued

4. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolio's net assets determined at the close of each business day.

Money Market — 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion and 0.275% to the portion of the daily net assets in excess of $1.5 billion.

Flexible Income — 0.32%.

Global Infrastructure — 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion and 0.345% to the portion of the daily net assets in excess of $5 billion.

Under the Sub-Advisory Agreement between the Investment Adviser and the Sub-Adviser, the Sub-Adviser provides Global Infrastructure with investment advisory services, subject to the overall supervision of the Investment Adviser and the Fund's Officers and Trustees. The Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Investment Adviser receives from the Portfolio.

Capital Growth — 0.50% to the portion of the daily net assets not exceeding $1 billion; 0.45% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.35% to the portion of the daily net assets in excess of $3 billion.

Focus Growth — 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion and 0.345% to the portion of the daily net assets in excess of $4.5 billion.

Capital Opportunities — 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.595% to the portion of the daily net assets in excess of $3 billion.

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Notes to Financial Statements ■ June 30, 2010 (unaudited) continued

Mid Cap Growth — 0.42% to the portion of the daily net assets not exceeding $500 million and 0.395% to the portion of the daily net assets in excess of $500 million.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, each Portfolio pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% (Money Market 0.05%) to each Portfolio's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

The Distributor, Investment Adviser and Administrator have voluntarily agreed to waive/reimburse all or a portion of the Money Market Portfolio's distribution fee, investment advisory fee and administration fee, respectively, to the extent that total expenses exceed total income of the Money Market Portfolio on a daily basis. For the six months ended June 30, 2010, the Distributor waived $110,722 and the Investment Adviser waived $216,949. The fee waivers and/or expense reimbursements are expected to continue until such time that the Board of Trustees acts to discontinue such waivers and/or reimbursements when it deems such action is appropriate.

6. Security Transactions and Transactions with Affiliates

Each Portfolio (except Money Market) may invest in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Portfolio in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended June 30, 2010, the tables below identify, for each Portfolio that invested in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, that amount by which that Portfolio's advisory fees were reduced in relation to that Portfolio's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

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Notes to Financial Statements ■ June 30, 2010 (unaudited) continued

In addition, the table also identifies the income distributions earned, if any, by each Portfolio for that Portfolio's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

Income distributions are included in "interest and dividends from affiliates" in the Statements of Operations.

PORTFOLIO	INCOME DISTRIBUTION EARNED	ADVISORY FEE REDUCTION
Flexible Income	$328	$322
Global Infrastructure	316	275
Capital Growth	395	337
Focus Growth	818	705
Capital Opportunities	400	396
Mid Cap Growth	610	552

During the six months ended June 30, 2010, each Portfolio's cost of purchases and proceeds from sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class were as follows:

PORTFOLIO	PURCHASES	SALES
Flexible Income	$7,475,081	$8,229,953
Global Infrastructure	7,181,212	6,964,577
Capital Growth	5,693,687	4,384,549
Focus Growth	11,402,289	8,681,455
Capital Opportunities	2,404,233	2,673,855
Mid Cap Growth	5,345,664	4,958,315

Purchases and sales/prepayments/maturities of portfolio securities, excluding short-term investments (except Money Market), for the six months ended June 30, 2010 were as follows:

	U.S. GOVERNMENT SECURITIES		OTHER
	PURCHASES	SALES/PREPAYMENTS MATURITIES	PURCHASES	SALES/PREPAYMENTS MATURITIES
Money Market	—	—	$8,691,847,507	$8,713,467,222
Flexible Income	$6,480,434	$9,411,138	8,930,642	7,771,216
Global Infrastructure	—	—	43,602,088	46,746,313
Capital Growth	—	—	3,524,813	8,360,027
Focus Growth	—	—	15,604,969	26,166,193
Capital Opportunities	—	—	2,141,995	3,916,705
Mid Cap Growth	—	—	5,109,523	8,416,241

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Notes to Financial Statements ■ June 30, 2010 (unaudited) continued

The following Portfolio had transactions in Hartford Financial Services Group, Inc. common stock, an affiliate of the Fund:

PORTFOLIO	PURCHASES	INCOME	VALUE
Flexible Income	$56,962	$282	$58,344

The following Portfolio had transactions with Citigroup, Inc. an affiliate of the Investment Adviser, Distributor, Sub-Adviser and Administrator:

PORTFOLIO	INCOME	VALUE
Flexible Income	$7,790	$220,965

For the six months ended June 30, 2010, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Distributor, Sub-Adviser and Administrator for portfolio transactions executed on behalf of each Portfolio:

FOCUS GROWTH	MID CAP GROWTH
$361	$606

For the six months ended June 30, 2010, the following Portfolios incurred brokerage commission with Citigroup, Inc. an affiliate of the Investment Adviser, Distributor, Sub-Adviser and Administrator, for portfolio transactions executed on behalf of the Portfolio:

GLOBAL INFRASTRUCTURE	CAPITAL GROWTH	FOCUS GROWTH	CAPITAL OPPORTUNITIES	MID CAP GROWTH
$26	$16	$57	$12	$17

Morgan Stanley Services Company Inc., an affiliate of the Investment Adviser, Sub-Adviser and Distributor, is the Fund's transfer agent.

7. Purposes of and Risks Relating to Certain Financial Instruments

Certain Portfolios may invest in mortgage securities, including securities issued by Federal National Mortgage Assoc. ("FNMA") and Federal Home Loan Mortgage Corp. ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer

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Notes to Financial Statements ■ June 30, 2010 (unaudited) continued

to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

At June 30, 2010, Global Infrastructure's cash balance consisted principally of interest bearing deposits with State Street, the Portfolio's custodian.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of December 31, 2009, the following Portfolios had a net capital loss carryforward which may be used to offset future capital gains to the extent provided by regulations.

	(AMOUNTS IN THOUSANDS)
AVAILABLE THROUGH DECEMBER 31,	2010	2011	2012	2013	2014	2016	2017	TOTAL
Flexible Income	$6,782	$6,161	$1,199	$562	$939	$4,961	$6,610	$27,214
Capital Growth	16,400	3,145	60	—	—	—	—	19,605
Focus Growth	74,785	—	—	—	—	4,859	3,619	83,263
Capital Opportunities	57,567	—	—	—	—	1,929	367	59,863
Mid Cap Growth	10,927	—	—	—	—	—	2,331	13,258

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Notes to Financial Statements ■ June 30, 2010 (unaudited) continued

At December 31, 2009, the primary reason(s) for significant temporary book/tax differences were as follows:

TEMPORARY DIFFERENCES
	POST- OCTOBER LOSSES	LOSS DEFERRALS FROM WASH SALES
Money Market
Flexible Income	•	•
Global Infrastructure	•	•
Capital Growth	•	•
Focus Growth	•
Capital Opportunities	•	•
Mid Cap Growth	•	•

Additionally, the following Portfolios had other temporary differences: Flexible Income — interest on bonds in default; Flexible Income and Global Infrastructure — gain/loss from the mark-to-market of futures and/or options contracts. Flexible Income — capital loss deferrals on straddles; Global Infrastructure — mark-to-market of passive foreign investment companies ("PFICs"). Flexible Income had temporary and/or permanent differences attributable to book amortization of premiums on debt securities.

9. New Accounting Pronouncement

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

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Morgan Stanley Select Dimensions Investment Series

Financial Highlights

FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME(a)		NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS		DIVIDENDS TO SHAREHOLDERS		DISTRIBUTIONS TO SHAREHOLDERS		TOTAL DIVIDENDS AND DISTRIBUTIONS
MONEY MARKET CLASS X SHARES
2005		$1.00	$0.030		—	$0.030		$(0.030)		—		$(0.030)
2006		1.00	0.040		—	0.040		(0.040)		—		(0.040)
2007		1.00	0.050		—	0.050		(0.050)		—		(0.050)
2008		1.00	0.020		—	0.020		(0.020)		—		(0.020)
2009		1.00	0.000	(d)	—	0.000	(d)	(0.000	)(d)	—		(0.000	)(d)
2010	^	1.00	0.000	(d)	—	0.000	(d)	(0.000	)(d)	—		(0.000	)(d)
CLASS Y SHARES
2005		1.00	0.020		—	0.020		(0.020)		—		(0.020)
2006		1.00	0.040		—	0.040		(0.040)		—		(0.040)
2007		1.00	0.050		—	0.050		(0.050)		—		(0.050)
2008		1.00	0.020		—	0.020		(0.020)		—		(0.020)
2009		1.00	0.000	(d)	—	0.000	(d)	(0.000	)(d)	—		(0.000	)(d)
2010	^	1.00	0.000	(d)	—	0.000	(d)	(0.000	)(d)	—		(0.000	)(d)
FLEXIBLE INCOME CLASS X SHARES
2005		7.68	0.38		$(0.17)	0.21		(0.54)		—		(0.54)
2006		7.35	0.46		(0.04)	0.42		(0.47)		—		(0.47)
2007		7.30	0.48		(0.21)	0.27		(0.44)		$(0.01	)(g)	(0.45)
2008		7.12	0.41		(1.93)	(1.52)		(0.14)		—		(0.14)
2009		5.46	0.32		0.73	1.05		(0.43)		—		(0.43)
2010	^	6.08	0.09		0.11	0.20		(0.39)		—		(0.39)
CLASS Y SHARES
2005		7.65	0.36		(0.16)	0.20		(0.52)		—		(0.52)
2006		7.33	0.44		(0.05)	0.39		(0.45)		—		(0.45)
2007		7.27	0.46		(0.20)	0.26		(0.42)		(0.01	)(g)	(0.43)
2008		7.10	0.39		(1.93)	(1.54)		(0.13)		—		(0.13)
2009		5.43	0.31		0.72	1.03		(0.42)		—		(0.42)
2010	^	6.04	0.08		0.12	0.20		(0.38)		—		(0.38)

See Notes to Financial Statements

						RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
MONEY MARKET CLASS X SHARES
2005		$1.00	2.73%		$52,030	0.57%		2.68%		—		N/A
2006		1.00	4.59		46,731	0.58		4.56		—		N/A
2007		1.00	4.93		38,036	0.58		4.79		—		N/A
2008		1.00	2.38		42,190	0.58		2.34		—		N/A
2009		1.00	0.03		40,771	0.39	(e)(f)	0.03	(e)(f)	—		N/A
2010	^	1.00	0.00	(k)	37,633	0.24	(f)(l)	0.01	(f)(l)	—		N/A
CLASS Y SHARES
2005		1.00	2.48		37,010	0.82		2.43		—		N/A
2006		1.00	4.34		74,239	0.83		4.31		—		N/A
2007		1.00	4.67		84,724	0.83		4.54		—		N/A
2008		1.00	2.13		173,595	0.83		1.91		—		N/A
2009		1.00	0.01		101,015	0.40	(e)(f)	0.02	(e)(f)	—		N/A
2010	^	1.00	0.00	(k)	82,679	0.24	(f)(l)	0.01	(f)(l)	—		N/A
FLEXIBLE INCOME CLASS X SHARES
2005		7.35	2.88		35,755	0.60		5.11		—		83%
2006		7.30	5.76		29,166	0.56		6.30		—		52
2007		7.12	3.89		24,135	0.61		6.62		—		51
2008		5.46	(21.62)		14,743	0.67	(h)	6.48	(h)	0.01%		73
2009		6.08	19.77		13,924	0.92	(h)	5.58	(h)	0.01		165
2010	^	5.89	3.46	(k)	13,186	0.83	(h)(l)	3.05	(h)(l)	0.00	(i)(l)	54	(k)
CLASS Y SHARES
2005		7.33	2.62		25,624	0.85		4.86		—		83
2006		7.27	5.68		25,765	0.81		6.05		—		52
2007		7.10	3.64		25,381	0.86		6.37		—		51
2008		5.43	(21.89)		15,658	0.92	(h)	6.23	(h)	0.01		73
2009		6.04	19.45		16,357	1.17	(h)	5.33	(h)	0.01		165
2010	^	5.86	3.38	(k)	15,581	1.08	(h)(l)	2.80	(h)(l)	0.00	(i)(l)	54	(k)

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Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
GLOBAL INFRASTRUCTURE CLASS X SHARES
2005		$18.82	$0.43	$2.62	$3.05	$(0.44)	—	$(0.44)
2006		21.43	0.46	3.88	4.34	(0.48)	—	(0.48)
2007		25.29	0.51	4.49	5.00	(0.52)	—	(0.52)
2008		29.77	0.58	(10.37)	(9.79)	(0.15)	—	(0.15)
2009		19.83	0.54	3.00	3.54	(0.69)	—	(0.69)
2010	^	22.68	0.30	(3.07)	(2.77)	(0.53)	$(0.98)	(1.51)
CLASS Y SHARES
2005		18.81	0.38	2.62	3.00	(0.39)	—	(0.39)
2006		21.42	0.40	3.87	4.27	(0.42)	—	(0.42)
2007		25.27	0.45	4.48	4.93	(0.45)	—	(0.45)
2008		29.75	0.52	(10.36)	(9.84)	(0.13)	—	(0.13)
2009		19.78	0.49	3.00	3.49	(0.64)	—	(0.64)
2010	^	22.63	0.27	(3.06)	(2.79)	(0.47)	(0.98)	(1.45)
CAPITAL GROWTH CLASS X SHARES
2005		15.21	0.01	2.35	2.36	(0.06)	—	(0.06)
2006		17.51	(0.01)	0.70	0.69	—	—	—
2007		18.20	0.08	3.91	3.99	—	—	—
2008		22.19	(0.04)	(10.74)	(10.78)	(0.06)	—	(0.06)
2009		11.35	0.02	7.49	7.51	—	—	—
2010	^	18.86	0.01	(1.01)	(1.00)	—	—	—
CLASS Y SHARES
2005		15.08	(0.03)	2.32	2.29	(0.04)	—	(0.04)
2006		17.33	(0.05)	0.69	0.64	—	—	—
2007		17.97	0.03	3.86	3.89	—	—	—
2008		21.86	(0.08)	(10.59)	(10.67)	0.00 (j)	—	0.00 (j)
2009		11.19	(0.02)	7.37	7.35	—	—	—
2010	^	18.54	(0.02)	(0.99)	(1.01)	—	—	—

See Notes to Financial Statements

						RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
GLOBAL INFRASTRUCTURE CLASS X SHARES
2005		$21.43	16.28%		$59,823	0.72%		2.12%		—		38%
2006		25.29	20.50		52,892	0.74		2.02		—		21
2007		29.77	19.86		48,582	0.75		1.83		—		8
2008		19.83	(33.02)		26,297	0.84	(h)	2.28	(h)	0.00	%(i)	77
2009		22.68	18.47		24,953	1.42	(h)	2.75	(h)	0.00	(i)	279
2010	^	18.40	(12.20	)(k)	19,789	1.03	(h)(l)	2.84	(h)(l)	0.00	(i)(l)	141	(k)
CLASS Y SHARES
2005		21.42	16.00		16,267	0.97		1.87		—		38
2006		25.27	20.17		17,495	0.99		1.77		—		21
2007		29.75	19.59		18,763	1.00		1.58		—		8
2008		19.78	(33.19)		10,886	1.09	(h)	2.03	(h)	0.00	(i)	77
2009		22.63	18.18		10,332	1.67	(h)	2.50	(h)	0.00	(i)	279
2010	^	18.39	(12.31	)(k)	8,159	1.28	(h)(l)	2.59	(h)(l)	0.00	(i)(l)	141	(k)
CAPITAL GROWTH CLASS X SHARES
2005		17.51	15.55		31,126	0.70		0.05		—		83
2006		18.20	3.94		23,975	0.71		(0.04)		—		61
2007		22.19	21.92		21,863	0.70		0.38		—		55
2008		11.35	(48.70)		8,621	0.81	(h)	(0.21	)(h)	0.00	(i)	42
2009		18.86	66.17		11,748	0.91	(h)	0.11	(h)	0.00	(i)	19
2010	^	17.86	(5.30	)(k)	10,001	0.84	(h)(l)	0.06	(h)(l)	0.00	(i)(l)	13	(k)
CLASS Y SHARES
2005		17.33	15.21		21,746	0.95		(0.20)		—		83
2006		17.97	3.75		27,009	0.96		(0.29)		—		61
2007		21.86	21.58		27,644	0.95		0.13		—		55
2008		11.19	(48.81)		12,953	1.06	(h)	(0.46	)(h)	0.00	(i)	42
2009		18.54	65.68		17,864	1.16	(h)	(0.14	)(h)	0.00	(i)	19
2010	^	17.53	(5.45	)(k)	14,753	1.09	(h)(l)	(0.19	)(h)(l)	0.00	(i)(l)	13	(k)

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
FOCUS GROWTH CLASS X SHARES
2005		$15.14	$0.01	$2.15	$2.16	$(0.11)	—	$(0.11)
2006		17.19	(0.03)	0.09	0.06	0.00 (j)	—	0.00 (j)
2007		17.25	0.08	3.85	3.93	—	—	—
2008		21.18	(0.03)	(10.83)	(10.86)	(0.07)	—	(0.07)
2009		10.25	0.01	7.35	7.36	(0.02)	—	(0.02)
2010	^	17.59	0.00	(0.97)	(0.97)	(0.01)	—	(0.01)
CLASS Y SHARES
2005		15.05	(0.03)	2.15	2.12	(0.07)	—	(0.07)
2006		17.10	(0.07)	0.09	0.02	—	—	—
2007		17.12	0.04	3.81	3.85	—	—	—
2008		20.97	(0.08)	(10.73)	(10.81)	(0.01)	—	(0.01)
2009		10.15	(0.02)	7.27	7.25	—	—	—
2010	^	17.40	(0.03)	(0.95)	(0.98)	—	—	—
CAPITAL OPPORTUNITIES CLASS X SHARES
2005		9.55	(0.03)	2.19	2.16	—	—	—
2006		11.71	(0.04)	0.95	0.91	—	—	—
2007		12.62	0.04	2.41	2.45	—	—	—
2008		15.07	(0.05)	(7.34)	(7.39)	—	—	—
2009		7.68	(0.02)	5.38	5.36	—	—	—
2010	^	13.04	(0.02)	(1.04)	(1.06)	—	—	—
CLASS Y SHARES
2005		9.45	(0.06)	2.16	2.10	—	—	—
2006		11.55	(0.07)	0.94	0.87	—	—	—
2007		12.42	0.00	2.37	2.37	—	—	—
2008		14.79	(0.08)	(7.19)	(7.27)	—	—	—
2009		7.52	(0.05)	5.26	5.21	—	—	—
2010	^	12.73	(0.03)	(1.02)	(1.05)	—	—	—

See Notes to Financial Statements

						RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)		NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
FOCUS GROWTH CLASS X SHARES
2005		$17.19	14.39%		$186,633	0.67%		0.06%		—		73%
2006		17.25	0.37		137,081	0.69		(0.15)		—		98
2007		21.18	22.78		125,826	0.72		0.44		—		48
2008		10.25	(51.43)		48,722	0.70	(h)	(0.19	)(h)	0.01%		31
2009		17.59	71.83		67,932	0.77	(h)	0.10	(h)	0.00	(i)	11
2010	^	16.61	(5.52	)(k)	58,803	0.75	(h)(l)	(0.05	)(h)(l)	0.00	(i)(l)	18	(k)
CLASS Y SHARES
2005		17.10	14.16		42,906	0.92		(0.19)		—		73
2006		17.12	0.12		36,895	0.94		(0.40)		—		98
2007		20.97	22.49		38,526	0.97		0.19		—		48
2008		10.15	(51.57)		14,206	0.95	(h)	(0.44	)(h)	0.01		31
2009		17.40	71.43		22,047	1.02	(h)	(0.15	)(h)	0.00	(i)	11
2010	^	16.42	(5.63	)(k)	18,935	1.00	(h)(l)	(0.30	)(h)(l)	0.00	(i)(l)	18	(k)
CAPITAL OPPORTUNITIES CLASS X SHARES
2005		11.71	22.62		24,087	0.89		(0.33)		—		87
2006		12.62	7.86		19,112	0.90		(0.32)		—		59
2007		15.07	19.32		17,108	0.94		0.26		—		57
2008		7.68	(49.04)		6,744	1.04	(h)	(0.37	)(h)	0.00	(i)	33
2009		13.04	69.79		9,601	1.23	(h)	(0.24	)(h)	0.00	(i)	23
2010	^	11.98	(8.13	)(k)	8,064	1.00	(h)(l)	(0.28	)(h)(l)	0.00	(i)(l)	11	(k)
CLASS Y SHARES
2005		11.55	22.22		15,897	1.14		(0.58)		—		87
2006		12.42	7.53		16,127	1.15		(0.57)		—		59
2007		14.79	19.08		18,362	1.19		0.01		—		57
2008		7.52	(49.15)		8,571	1.29	(h)	(0.62	)(h)	0.00	(i)	33
2009		12.73	69.28		12,455	1.48	(h)	(0.49	)(h)	0.00	(i)	23
2010	^	11.68	(8.25	)(k)	10,535	1.25	(h)(l)	(0.53	)(h)(l)	0.00	(i)(l)	11	(k)

Morgan Stanley Select Dimensions Investment Series

Financial Highlights continued

FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MID CAP GROWTH CLASS X SHARES
2005		$20.01	$(0.03)	$3.78	$3.75	—	—	—
2006		23.76	0.12	2.40	2.52	—	—	—
2007		26.28	0.16	5.87	6.03	$(0.12)	—	$(0.12)
2008		32.19	(0.05)	(15.34)	(15.39)	(0.19)	—	(0.19)
2009		16.61	0.03	10.01	10.04	—	—	—
2010	^	26.65	0.01	0.32	0.33	(0.04)	—	(0.04)
CLASS Y SHARES
2005		19.79	(0.08)	3.72	3.64	—	—	—
2006		23.43	0.05	2.38	2.43	—	—	—
2007		25.86	0.09	5.76	5.85	(0.04)	—	(0.04)
2008		31.67	(0.11)	(15.10)	(15.21)	(0.12)	—	(0.12)
2009		16.34	(0.03)	9.84	9.81	—	—	—
2010	^	26.15	(0.03)	0.32	0.29	—	—	—

^  For the six months ended June 30, 2010.

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these charges, the total returns would be lower.

(c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

(d)  Amount is less than $0.001.

(e)  Reflects fees paid in connection with the U.S. Treasury Guarantee Program for Money Markets Funds. This fee had an effect of 0.03% for the year ended 2009.

(f)  If the Portfolio had borne all expenses that were reimbursed or waived by the Distributor, Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
June 30, 2010
Class X	0.58%	(0.33)%
Class Y	0.83	(0.58)
December 31, 2009
Class X	0.59	(0.17)
Class Y	0.84	(0.42)

See Notes to Financial Statements

					RATIO TO AVERAGE NET ASSETS(c)
FOR THE YEAR ENDED DECEMBER 31		NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		REBATE FROM MORGAN STANLEY AFFILIATE		PORTFOLIO TURNOVER RATE
MID CAP GROWTH CLASS X SHARES
2005		$23.76	18.69%	$49,116	0.63%		(0.15)%		—		102%
2006		26.28	10.69	41,466	0.63		0.47		—		65
2007		32.19	22.94	38,069	0.67		0.54		—		78
2008		16.61	(48.06)	16,023	0.74	(h)	(0.19	)(h)	0.01%		43
2009		26.65	60.45	21,310	0.84	(h)	0.12	(h)	0.00	(i)	36
2010	^	26.94	1.23 (k)	19,514	0.78	(h)(l)	0.04	(h)(l)	0.00	(i)(l)	18	(k)
CLASS Y SHARES
2005		23.43	18.40	10,704	0.88		(0.40)		—		102
2006		25.86	10.42	10,192	0.88		0.22		—		65
2007		31.67	22.65	12,788	0.92		0.29		—		78
2008		16.34	(48.20)	5,469	0.99	(h)	(0.44	)(h)	0.01		43
2009		26.15	60.04	8,267	1.09	(h)	(0.13	)(h)	0.00	(i)	36
2010	^	26.44	1.11 (k)	8,075	1.03	(h)(l)	(0.21	)(h)(l)	0.00	(i)(l)	18	(k)

(g)  Distribution from paid-in-capital.

(h)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

(i)  Amount is less than 0.005%.

(j)  Includes dividends of less than $0.001.

(k)  Not annualized.

(l)  Annualized.

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Trustees
Frank L. Bowman	Joseph J. Kearns

Michael Bozic	Michael F. Klein

Kathleen A. Dennis	Michael E. Nugent

James F. Higgins	W. Allen Reed

Dr. Manuel H. Johnson	Fergus Reid

Officers
Michael E. Nugent Chairperson of the Board

Randy Takian President and Principal Executive Officer

Mary Ann Picciotto Chief Compliance Officer

Stefanie V. Chang Yu Vice President

Francis J. Smith Treasurer and Principal Financial Officer

Mary E. Mullin Secretary

Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Services Company, Inc. Harborside Financial Center, Plaza Two Jersey City, New Jersey 07311	Deloitte & Touche LLP Two World Financial Center New York, New York 10281

Legal Counsel	Counsel to the Independent Trustees
Dechert LLP 1095 Avenue of the Americas New York, New York 10036	Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036

Investment Adviser	Sub-Adviser (Global Infrastructure)
Morgan Stanley Investment Advisors Inc. 522 Fifth Avenue New York, New York 10036	Morgan Stanley Investment Management Limited 25 Cabot Square, Canary Wharf London, E14 4QA, England

Morgan Stanley Investment Management Company 23 Church Street 16-01 Capital Square 049481 Singapore

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

#40474

SELDIMSAN
IU10-02995P-Y06/10

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
August 17, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2010